UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22227

                       IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
                    Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
                    Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code:   1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2011 IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ South Korea Small Cap ETF (SKOR)
IQ Taiwan Small Cap ETF (TWON)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ Hong Kong Small Cap ETF (HKK)
IQ Japan Mid Cap ETF (RSUN)
IQ US Real Estate Small Cap ETF (ROOF)
IQ Emerging Markets Mid Cap ETF (EMER)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

3

Shareholder Letter (unaudited)

Dear Shareholder:

The six months ended October 31, 2011 marked a period of significant volatility across asset classes. Despite strong corporate earnings, macro economic issues dominated the investment landscape. A contentious debate in the U.S. over raising the debt ceiling led to a downgrade of U.S long term debt. Ongoing concerns about the tepid economic recovery in the U.S. and abroad coupled with fears of potential sovereign debt defaults in the periphery of the Eurozone to create a very volatile investment environment.

The increased volatility across market segments further underscores the importance of a properly diversified portfolio and the value of alternative assets, which typically provide lower volatility and lower correlation to traditional asset classes such as stocks and bonds.*

During the challenging market environment, many of IndexIQ’s ETFs continued to gain significant traction. Our flagship multi-strategy hedge fund replication fund, the IQ Hedge Multi-Strategy Tracker ETF (ticker QAI), is being used increasingly as the core of investors’ alternative asset exposure, in lieu of or in complement to traditional hedge fund of fund exposure. With the growing importance of commodity and natural resources exposure, investors have adopted the IQ Global Resources ETF (ticker GRES) as a core alternative asset holding. GRES provides investors with exposure to eight sectors, including the core commodity asset classes as well as timber, water and coal. The IQ Real Return ETF (ticker CPI) has also become a more important strategy for investors, as the specter of inflation persists. CPI is designed to provide a hedge to the rate of inflation, targeting a real return above the returns of the Consumer Price Index. Also, given today’s low interest rate environment, and CPI’s low volatility profile, it is being used as a vehicle to generate a return on long-term cash holdings. The IQ Hedge Macro Tracker ETF (ticker MCRO) seeks to provide investors a means of gaining exposure, in a hedged manner, to emerging markets and to capitalize on global macro trends.

IndexIQ’s single country small cap ETFs, have continued to generate investor interest as unique ways to gain exposure to these markets. The IQ Australia Small Cap ETF (ticker KROO) and IQ Canada Small Cap ETF (ticker CNDA) complement their large cap country fund counterparts by providing extensive natural resources exposure within the Australian and Canadian markets. Meanwhile, the IQ South Korea Small Cap ETF (ticker SKOR) and IQ Taiwan Small Cap ETF (ticker TWON), along with KROO, provide investors with a convenient way to play the growth of the China market by investing in countries that are among China’s largest and fastest growing trading partners.

IndexIQ has recently added additional ETFs to our platform to build on the success of these single country small cap ETFs. The IQ Emerging Markets Mid Cap ETF (ticker EMER) provides investors access to the fastest growing segment of these emerging economies without the overhang of the mega cap securities that typically derive much of their revenue from developed economies such as the United States and Europe. EMER provides more direct access to the consumers of these economies than their large cap fund counterparts. The IQ Japan Mid Cap ETF (ticker RSUN) provides similar exposure to the world’s third largest economy. Mid Cap companies in Japan are forecasted to derive significant benefits from the rebuilding of Japanese industry following this year’s natural disasters. IndexIQ has also launched the IQ Hong Kong Small Cap ETF (ticker HKK) to continue with our product roll out of small cap country ETFs. Hong Kong small caps provide investors with a developed market entry point into the Chinese economy, and avoid the significant weight into mega-cap financial firms that many of the competitive products focus on.

Lastly, IndexIQ has launched two additional first-of-their-kind ETFs that are designed to open up new investment frontiers. The IQ US Real Estate Small Cap ETF (ticker ROOF) offers investors an efficient way to access small cap REITs in the United States. Small Cap REITs typically are valued competitively to the related large cap REITs and often provide more attractive dividend rates. Additionally, IndexIQ launched the IQ Global Oil Small Cap ETF (ticker IOIL) to provide investors with access to “pure oil” companies, rather than a diversified basket of energy equities more typically available in the market. IndexIQ’s research shows that small cap oil companies tend to perform more in line with the spot price of oil than both large cap equities and oil futures contracts; which makes IOIL a compelling option for investors seeking to access this asset class.

IndexIQ calls itself “The alternative to alternatives” because our funds seek to provide investors with more attractive and more accessible alternative asset solutions. Despite the benefits of alternative assets, for the most part these strategies had been limited to ultra-high net worth investors and institutions, and also suffered from a lack of liquidity, lack of transparency, high fees and tax inefficiency. IndexIQ seeks to bridge the gap between the attractive features of alternative asset strategies and their common structural limitations.

I want to personally thank you for your interest in IndexIQ and our investment solutions. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and products.

Adam S. Patti
Chief Executive Officer, IndexIQ
Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
4

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 5/1/11 to 10/31/11” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/11	Annualized Expense Ratios for the Period 5/1/11 to 10/31/11	Expenses Paid for Period 5/1/11 to 10/31/11*
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$ 992.46	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$ 960.07	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
IQ Real Return ETF
Actual	$1,000.00	$1,012.88	0.48%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48%	$2.44
IQ Global Resources ETF
Actual	$1,000.00	$ 902.31	0.75%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
IQ Merger Arbitrage ETF
Actual	$1,000.00	$ 973.69	0.75%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
IQ Australia Small Cap ETF
Actual	$1,000.00	$ 841.96	0.70%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ Canada Small Cap ETF
Actual	$1,000.00	$ 787.53	0.70%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ South Korea Small Cap ETF
Actual	$1,000.00	$ 916.85	0.79%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.79%	$4.01
IQ Taiwan Small Cap ETF
Actual	$1,000.00	$ 793.21	0.80%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$ 866.89	0.75%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
IQ Global Oil Small Cap ETF[1]
Actual	$1,000.00	$ 853.28	0.76%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Hong Kong Small Cap ETF[2]
Actual	$1,000.00	$ 747.12	0.70%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ Japan Mid Cap ETF[3]
Actual	$1,000.00	$ 970.15	0.70%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ US Real Estate Small Cap ETF[4]
Actual	$1,000.00	$ 905.91	0.69%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.69%	$3.51
IQ Emerging Markets Mid Cap ETF[5]
Actual	$1,000.00	$ 836.22	0.75%	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the period since commencement of operations).
1	IQ Global Oil Small Cap ETF commenced operations on May 4, 2011. Actual Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 180/366 (to reflect the actual days in the period). Hypothetical Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
2	IQ Hong Kong Small Cap ETF commenced operations on May 17, 2011. Actual Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 167/366 (to reflect the actual days in the period). Hypothetical Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
3	IQ Japan Mid Cap ETF commenced operations on June 1, 2011. Actual Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 152/366 (to reflect the actual days in the period). Hypothetical Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
4	IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011. Actual Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 140/366 (to reflect the actual days in the period). Hypothetical Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
5	IQ Emerging Markets Mid Cap ETF commenced operations on July 12, 2011. Actual Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 111/366 (to reflect the actual days in the period). Hypothetical Expenses Paid for Period are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
6

Portfolio Summaries
October 31, 2011 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF Net Assets ($ mil): $154.9
Investments	% of Net Assets
Corporate Bond Funds	22.0%
Equity Funds	18.0
Short-Term Treasury Bond Funds	13.1
Money Market Fund	9.6
Currency Harvest Funds	8.5
Aggregate Bond Funds	7.7
U.S. Small Cap Equity Funds	7.1
High Yield Corporate Bond Funds	4.7
Commodity Funds	4.2
Treasury Inflation-Protected Security	0.4
Total Investments	95.3
Other Assets in Excess of Liabilities	4.7
Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $31.2
% of
Investments	Net Assets
Emerging Equity Funds	27.7%
Short-Term Treasury Bond Funds	26.2
Corporate Bond Funds	24.3
Commodity Funds	10.8
Currency Harvest Funds	5.2
Money Market Fund	4.1
International REITS	0.9
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $15.6
% of
Investments	Net Assets
Short-Term Treasury Bond Funds	71.5%
U.S. Long-Term Treasury Bond Funds	9.5
U.S. Small Cap Equity Funds	8.8
Currency Harvest Funds	6.2
Commodity Funds	4.0
Money Market Fund	0.1
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $70.5
% of
Investments	Net Assets
Energy	21.2%
Coal	18.9
Industrial Metals	18.6
Grains Food Fiber	14.5
Livestock	9.9
Money Market Fund	4.9
Precious Metals	3.9
Water	3.8
Timber	2.2
Total Investments	97.9
Other Assets in Excess of Liabilities	2.1
Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $19.8
% of
Investments	Net Assets
Information Technology	19.9%
Money Market Fund	15.5
Health Care	14.3
Industrials	13.4
Energy	7.6
Materials	6.7
Consumer Staples	6.4
Utilities	6.1
Financials	5.4
Consumer Discretionary	0.9
Telecommunication Services	0.5
Total Investments	96.7
Other Assets in Excess of Liabilities	3.3
Net Assets	100.0%

IQ Australia Small Cap ETF
Net Assets ($ mil): $20.8
% of
Investments	Net Assets
Materials	26.9%
Industrials	24.8
Consumer Discretionary	18.2
Energy	9.1
Health Care	7.3
Financials	4.1
Consumer Staples	3.2
Information Technology	2.2
Utilities	1.2
Telecommunication Services	0.5
Money Market Fund	0.0 *
Total Investments	97.5
Other Assets in Excess of Liabilities	2.5
Net Assets	100.0%

*	Less than 0.05%.
7

Portfolio Summaries (continued)
October 31, 2011 (unaudited)

IQ Canada Small Cap ETF
Net Assets ($ mil): $40.5
% of
Investments	Net Assets
Materials	43.0%
Energy	31.5
Financials	8.2
Industrials	7.4
Information Technology	3.7
Consumer Staples	1.8
Consumer Discretionary	1.6
Utilities	1.3
Health Care	0.7
Telecommunication Services	0.6
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

IQ South Korea Small Cap ETF
Net Assets ($ mil): $11.9
% of
Investments	Net Assets
Information Technology	24.7%
Consumer Discretionary	24.3
Industrials	14.8
Financials	13.1
Materials	10.2
Health Care	8.0
Consumer Staples	2.4
Telecommunication Services	1.5
Money Market Fund	0.2
Utilities	0.2
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

IQ Taiwan Small Cap ETF
Net Assets ($ mil): $3.6
% of
Investments	Net Assets
Information Technology	42.4%
Materials	17.7
Consumer Discretionary	13.0
Industrials	11.8
Consumer Staples	6.1
Financials	4.4
Money Market Fund	1.0
Health Care	1.0
Total Investments	97.4
Other Assets in Excess of Liabilities	2.6
Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $40.4
% of
Investments	Net Assets
Crop Production and Farming	38.4%
Agricultural Supplies and Logistics	15.9
Livestock Operations	14.7
Agricultural Machinery	13.5
Agricultural Chemicals	8.5
Biofuels	8.2
Money Market Fund	0.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

IQ Global Oil Small Cap ETF
Net Assets ($ mil): $1.7
% of
Investments	Net Assets
Refining & Marketing	42.6%
Exploration & Production	32.2
Equipment, Services & Drilling	24.8
Money Market Fund	0.1
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

IQ Hong Kong Small Cap ETF
Net Assets ($ mil): $1.5
% of
Investments	Net Assets
Consumer Discretionary	29.7%
Materials	14.5
Financials	12.9
Industrials	11.0
Information Technology	7.2
Utilities	6.6
Health Care	6.0
Consumer Staples	4.4
Telecommunication Services	3.3
Energy	2.2
Money Market Fund	2.1
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

8

Portfolio Summaries (continued)
October 31, 2011 (unaudited)

IQ Japan Mid Cap ETF Net Assets ($ mil): $2.0
Investments	% of Net Assets
Industrials	28.5%
Financials	18.5
Materials	16.2
Consumer Discretionary	14.8
Information Technology	9.2
Consumer Staples	5.3
Utilities	2.1
Health Care	1.9
Energy	1.9
Money Market Fund	1.0
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

IQ US Real Estate Small Cap ETF
Net Assets ($ mil): $8.9
% of
Investments	Net Assets
Mortgage REITs	25.4%
Office REITs	16.5
Retail REITs	14.7
Specialized REITs	14.1
Hotel REITs	12.7
Diversified REITs	10.5
Residential REITs	5.1
Money Market Fund	0.3
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

IQ Emerging Markets Mid Cap ETF
Net Assets ($ mil): $2.5
% of
Investments	Net Assets
Industrials	19.2%
Consumer Discretionary	17.2
Financials	15.8
Information Technology	12.6
Materials	12.2
Consumer Staples	6.6
Health Care	6.1
Utilities	3.4
Money Market Fund	3.0
Telecommunication Services	2.2
Energy	0.3
Total Investments	98.6
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

9

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
October 31, 2011 (unaudited)

	Shares	Value
Investment Companies — 85.7%
Aggregate Bond Funds — 7.7%
iShares Barclays Aggregate Bond Fund	57,024	$6,274,351
SPDR Barclays Capital Aggregate
Bond ETF	2,224	129,437
Vanguard Total Bond Market ETF	66,834	5,588,659
Total Aggregate Bond Funds		11,992,447

Commodity Funds — 4.2%
iShares Silver Trust*	49,699	1,661,934
PowerShares DB Gold Fund*	80,053	4,811,986
Total Commodity Funds		6,473,920

Corporate Bond Funds — 22.0%
iShares Barclays Credit Bond Fund	17,153	1,873,108
iShares iBoxx $ Investment Grade
Corporate Bond Fund	280,117	32,129,420
Total Corporate Bond Funds		34,002,528

Currency Harvest Fund — 8.5%
PowerShares DB G10 Currency
Harvest Fund*	536,466	13,084,406

Equity Funds — 18.0%
iShares MSCI EAFE Index Fund	273,574	14,327,070
SPDR S&P 500 ETF Trust	87,570	10,985,656
Vanguard MSCI EAFE ETF	77,755	2,571,358
Total Equity Funds		27,884,084

High Yield Corporate Bond Funds — 4.7%
iShares iBoxx $ High Yield Corporate
Bond Fund	44,823	4,001,797
SPDR Barclays Capital High Yield
Bond ETF	84,532	3,294,212
Total High Yield Corporate Bond Funds		7,296,009

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds — 13.1%
iShares Barclays 1-3 Year Treasury
Bond Fund	96,546	$8,162,964
iShares Barclays Short Treasury Bond Fund	31,807	3,506,086
SPDR Barclays Capital 1-3 Month T-Bill ETF*	48,876	2,239,987
Vanguard Short-Term Bond ETF	78,790	6,419,809
Total Short-Term Treasury Bond Funds		20,328,846

Treasury Inflation-Protected Security — 0.4%
iShares Barclays US Treasury Inflation
Protected Securities Fund	5,208	606,680

U.S. Small Cap Equity Fund — 7.1%
iShares Russell 2000 Index Fund	149,110	11,029,667

Total Investment Companies — 85.7%
(Cost $131,046,153)		132,698,587

Short-Term Investment — 9.6%

Money Market Fund — 9.6%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $14,922,139)	14,922,139	14,922,139

Total Investments — 95.3%
(Cost $145,968,292)		$147,620,726
Other Assets in Excess of
Liabilities — 4.7%(b)		7,307,807
Net Assets — 100.0%		$154,928,533

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures and swap transactions.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2011	Unrealized Depreciation
Dow Jones-UBS Commodity Index	Morgan Stanley	December 2011	(7)	$(99,089)	$(104,370)	$(5,281)
E-Mini Euro FX Future	Morgan Stanley	December 2011	(55)	(4,703,119)	(4,785,000)	(81,881)
E-Mini MSCI Emerging Markets	Morgan Stanley	December 2011	(102)	(4,501,836)	(4,980,660)	(478,824)
						$(565,986)

Cash posted as collateral to broker for futures contracts was $685,050 at October 31, 2011.

Total return swap transactions outstanding at October 31, 2011:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Depreciation
iShares Dow Jones Real Estate	(1.24)%	7/06/2012	$(9,099,615)	$(28,809)
SPDR Barclays Capital Convertible Securities ETF	0.49%	7/06/2012	11,880,581	(4,080)
				$(32,889)

Cash posted as collateral to broker for swap transactions was $5,140,205 at October 31, 2011.

Morgan Stanley acts as the counterparty to the total return swap transactions listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

10

Schedules of Investments — IQ Hedge Macro Tracker ETF
October 31, 2011 (unaudited)

	Shares	Value
Investment Companies — 95.1%
Commodity Funds — 10.8%
iShares Silver Trust*	20,771	$694,582
PowerShares DB Commodity Index
Tracking Fund*	24,146	668,844
PowerShares DB Gold Fund*	33,458	2,011,160
Total Commodity Funds		3,374,586

Corporate Bond Funds — 24.3%
iShares Barclays Credit Bond Fund	3,825	417,690
iShares iBoxx $ Investment Grade
Corporate Bond Fund	62,468	7,165,080
Total Corporate Bond Funds		7,582,770

Currency Harvest Fund — 5.2%
PowerShares DB G10 Currency
Harvest Fund*	67,057	1,635,520

Emerging Equity Funds — 27.7%
iShares MSCI Emerging Markets Index	86,301	3,521,081
Vanguard MSCI Emerging Markets ETF	123,375	5,118,829
Total Emerging Equity Funds		8,639,910

International REITS — 0.9%
SPDR Dow Jones International
Real Estate ETF	7,667	268,805

Short-Term Treasury Bond Funds — 26.2%
iShares Barclays 1-3 Year Treasury
Bond Fund	38,940	3,292,377
iShares Barclays Short Treasury
Bond Fund	12,829	1,414,140

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds (continued)
SPDR Barclays Capital 1-3 Month
T-Bill ETF*	19,713	$903,447
Vanguard Short-Term Bond ETF	31,779	2,589,353
Total Short-Term Treasury Bond Funds		8,199,317

Total Investment Companies — 95.1%
(Cost $29,934,155)		29,700,908

Short-Term Investment — 4.1%

Money Market Fund — 4.1%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $1,288,167)	1,288,167	1,288,167

Total Investments — 99.2%
(Cost $31,222,322)		$30,989,075
Other Assets in Excess of
Liabilities — 0.8%(b)		257,205
Net Assets — 100.0%		$31,246,280

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2011	Unrealized Depreciation
E-Mini Euro FX Future	Morgan Stanley	December 2011	(16)	$(1,347,016)	$(1,392,000)	$(44,984)
Russell 2000 Index Future	Morgan Stanley	December 2011	(17)	(1,144,459)	(1,256,810)	(112,351)
						$(157,335)

Cash posted as collateral to broker for futures contracts was $148,450 at October 31, 2011.

See notes to financial statements.

11

Schedules of Investments — IQ Real Return ETF
October 31, 2011 (unaudited)

	Shares	Value
Investment Companies — 100.0%
Commodity Fund — 4.0%
PowerShares DB Gold Fund*	10,348	$622,018

Currency Harvest Funds — 6.2%
Euro Currency Trust	3,282	452,489
CurrencyShares Japanese Yen Trust*	4,034	508,365
Total Currency Harvest Funds		960,854

Short-Term Treasury Bond Funds — 71.5%
iShares Barclays Short Treasury Bond Fund	61,683	6,799,317
SPDR Barclays Capital 1-3 Month T-Bill ETF*	94,781	4,343,813
Total Short-Term Treasury Bond Funds		11,143,130

U.S. Long-Term Treasury Bond Fund — 9.5%
iShares Barclays 20+ Year Treasury
Bond Fund	12,763	1,478,977

U.S. Small Cap Equity Fund — 8.8%
iShares Russell 2000 Index Fund	18,485	1,367,335

Total Investment Companies — 100.0%
(Cost $15,384,849)		15,572,314

	Shares	Value
Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $8,028)	8,028	$8,028

Total Investments — 100.1%
(Cost $15,392,877)		$15,580,342
Liabilities in Excess of
Other Assets — (0.1)%		(6,507)
Net Assets — 100.0%		$15,573,835

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.

ETF — Exchange Traded Fund

See notes to financial statements.

12

Schedules of Investments — IQ Global Resources ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 93.0%
Australia — 13.9%
BHP Billiton Ltd.	115,035	$4,613,356
Coal & Allied Industries Ltd.	15,302	2,008,228
Fortescue Metals Group Ltd.	66,432	341,833
Iluka Resources Ltd.	6,523	112,113
Macarthur Coal Ltd.	46,921	805,952
New Hope Corp. Ltd.	140,139	884,649
Newcrest Mining Ltd.	5,137	182,687
OceanaGold Corp.*	20,368	52,727
OZ Minerals Ltd.	7,034	86,717
Whitehaven Coal Ltd.	88,458	558,405
Woodside Petroleum Ltd.	4,724	183,236
Total Australia		9,829,903

Belgium — 0.2%
Umicore SA	2,483	107,760

Canada — 5.9%
Agnico-Eagle Mines Ltd.	1,883	81,974
Alamos Gold, Inc.	1,435	26,656
Barrick Gold Corp.	10,989	544,444
Canadian Natural Resources Ltd.	6,818	241,350
Canfor Corp.*	6,348	64,423
Cenovus Energy, Inc.	4,597	158,008
Centerra Gold, Inc.	2,643	52,581
Domtar Corp. ADR	2,138	175,124
Eldorado Gold Corp.	6,379	120,291
Enbridge, Inc.	4,941	171,772
Goldcorp, Inc.	8,273	403,967
Husky Energy, Inc.	5,666	145,978
IAMGOLD Corp.	3,934	84,879
Imperial Oil Ltd.	5,311	220,728
Kinross Gold Corp.	13,474	192,767
New Gold, Inc.*	3,721	46,267
Pan American Silver Corp.	1,176	32,974
SEMAFO, Inc.*	3,348	25,786
Silver Wheaton Corp.	3,516	121,843
Suncor Energy, Inc.	10,004	319,786
Teck Resources Ltd. Class B	14,004	563,403
TransCanada Corp.	4,467	190,553
West Fraser Timber Co., Ltd.	1,914	82,861
Yamana Gold, Inc.	8,351	125,107
Total Canada		4,193,522

China — 0.8%
CNOOC Ltd.	276,433	543,254

Finland — 0.5%
M-real Oyj Class B*	16,517	36,170
UPM-Kymmene Oyj	25,780	304,923
Total Finland		341,093

France — 2.5%
GDF Suez	14,297	409,099
Suez Environnement Co.	20,016	316,733
Total SA	14,472	763,316
Veolia Environnement	19,716	282,561
Total France		1,771,709

Germany — 0.3%
Suedzucker AG	6,141	181,545

	Shares	Value
Common Stocks (continued)
Hong Kong — 0.1%
Lee & Man Paper Manufacturing Ltd.	245,993	$102,959

Ireland — 0.3%
Kerry Group PLC Class A	5,554	209,006

Italy — 0.7%
Eni SpA	23,847	531,856

Japan — 3.9%
Ajinomoto Co., Inc.	24,307	275,256
Hokuetsu Kishu Paper Co., Ltd.	11,590	77,291
Itoham Foods, Inc.	63,537	220,821
Marudai Food Co., Ltd.	34,100	114,578
Maruha Nichiro Holdings, Inc.	149,577	274,312
Mitsubishi Materials Corp.	28,176	76,967
Mitsui & Co., Ltd.	12,072	180,364
Nippon Meat Packers, Inc.	56,376	715,048
Nippon Paper Group, Inc.	7,378	170,789
Nisshin Seifun Group, Inc.	8,888	110,908
Nissin Foods Holdings Co., Ltd.	3,718	143,761
Sumitomo Metal Mining Co., Ltd.	12,395	174,698
Toyo Suisan Kaisha Ltd.	3,446	88,741
Yamazaki Baking Co., Ltd.	7,363	98,394
Total Japan		2,721,928

Netherlands — 2.8%
Nutreco NV	8,736	587,315
Royal Dutch Shell PLC Class A	39,263	1,403,601
Total Netherlands		1,990,916

Norway — 1.0%
Norsk Hydro ASA	32,638	172,055
Statoil ASA	19,679	507,101
Total Norway		679,156

Peru — 0.0%(a)
Hochschild Mining PLC	3,405	24,606

Portugal — 0.1%
Portucel-Empresa Produtora de Pasta
e Papel SA	38,863	98,980

Singapore — 1.8%
Golden Agri-Resources Ltd.	406,471	211,078
Olam International Ltd.	69,265	141,109
Wilmar International Ltd.	205,997	900,219
Total Singapore		1,252,406

Spain — 0.5%
Ebro Foods SA	4,602	94,229
Repsol YPF SA	7,662	234,044
Total Spain		328,273

Sweden — 4.4%
Holmen AB B Shares	4,599	131,439
Sandvik AB	211,718	2,951,760
Total Sweden		3,083,199

Switzerland — 2.5%
Aryzta AG	2,457	119,775
Barry Callebaut AG*	168	160,997
Lindt & Spruengli AG	72	224,235

See notes to financial statements.

13

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Sulzer AG	1,338	$158,261
Xstrata PLC	63,299	1,068,197
Total Switzerland		1,731,465

United Kingdom — 11.8%
African Barrick Gold Ltd.	4,763	41,515
Anglo American PLC	29,439	1,089,814
Antofagasta PLC	22,544	424,651
Associated British Foods PLC	27,637	493,374
BG Group PLC	21,170	463,523
BP PLC	135,302	1,006,783
Centrica PLC	35,372	169,398
Eurasian Natural Resources Corp.	29,664	315,055
Kazakhmys PLC	12,511	187,299
Lonmin PLC	4,596	80,712
New World Resources PLC Class A	46,912	394,505
Pennon Group PLC	14,494	162,711
Petropavlovsk PLC	2,192	26,058
Randgold Resources Ltd.	1,017	111,543
Rio Tinto PLC	42,693	2,332,631
Severn Trent PLC	9,657	236,305
Tate & Lyle PLC	14,736	155,200
United Utilities Group PLC	27,405	268,282
Vedanta Resources PLC	5,889	121,480
Weir Group PLC	8,428	261,054
Total United Kingdom		8,341,893

United States — 39.0%
Alcoa, Inc.	20,966	225,594
Allied Nevada Gold Corp.*	852	32,359
Alpha Natural Resources, Inc.*	20,577	494,671
American Water Works Co., Inc.	6,873	209,833
Anadarko Petroleum Corp.	3,204	251,514
Apache Corp.	2,399	239,012
Aqua America, Inc.	5,657	125,529
Arch Coal, Inc.	27,384	498,936
Archer-Daniels-Midland Co.	20,737	600,129
Baker Hughes, Inc.	2,644	153,326
Bunge Ltd.	4,721	291,616
Chevron Corp.	12,424	1,305,141
Clearwater Paper Corp.*	1,177	38,994
Cliffs Natural Resources, Inc.	2,702	184,330
Coeur d’Alene Mines Corp.*	822	21,019
ConAgra Foods, Inc.	14,246	360,851
ConocoPhillips	9,132	636,044
CONSOL Energy, Inc.	30,946	1,323,251
Corn Products International, Inc.	2,332	113,102
Devon Energy Corp.	2,763	179,457
EOG Resources, Inc.	1,527	136,560
Exxon Mobil Corp.	32,638	2,548,701
Flowers Foods, Inc.	4,319	87,201
Flowserve Corp.	2,180	202,064

	Shares	Value
Common Stocks (continued)
United States (continued)
Freeport-McMoRan Copper & Gold, Inc.	20,102	$809,307
General Mills, Inc.	21,662	834,637
Green Mountain Coffee Roasters, Inc.*	3,056	198,701
Halliburton Co.	5,464	204,135
Hershey Co.	7,094	405,990
Hess Corp.	2,184	136,631
Hormel Foods Corp.	63,296	1,865,333
ITT Corp.	7,295	332,652
J.M. Smucker Co.	3,683	283,665
Joy Global, Inc.	17,256	1,504,723
Kellogg Co.	11,890	644,557
Kraft Foods, Inc. Class A	57,834	2,034,600
Louisiana-Pacific Corp.*	6,912	45,965
McCormick & Co., Inc.	4,317	209,633
MeadWestvaco Corp.	8,501	237,263
National Oilwell Varco, Inc.	2,687	191,664
Newmont Mining Corp.	5,729	382,869
Occidental Petroleum Corp.	5,214	484,589
Peabody Energy Corp.	43,757	1,897,741
Pentair, Inc.	3,960	142,362
Ralcorp Holdings, Inc.*	1,705	137,832
Royal Gold, Inc.	593	42,447
Sara Lee Corp.	21,683	385,957
Schlumberger Ltd.	8,693	638,675
Seaboard Corp.	273	600,054
Smithfield Foods, Inc.*	38,030	869,366
Tyson Foods, Inc. Class A	89,770	1,732,561
Total United States		27,513,143

Total Common Stocks — 93.0%
(Cost $63,936,136)		65,578,572

Short-Term Investment — 4.9%

Money Market Fund — 4.9%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $3,501,648)	3,501,648	3,501,648

Total Investments — 97.9%
(Cost $67,437,784)		$69,080,220
Other Assets in Excess of
Liabilities — 2.1%(c)		1,455,880
Net Assets — 100.0%		$70,536,100

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2011.
(c)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

ADR — American Depositary Receipts

Open futures contracts outstanding at October 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2011	Unrealized Depreciation
E-Mini MSCI EAFE Index Future	Morgan Stanley	December 2011	(58)	$(4,037,046)	$(4,294,610)	$(257,564)
S&P 500 E-Mini Future	Morgan Stanley	December 2011	(76)	(4,426,773)	(4,747,340)	(320,567)
						$(578,131)

Cash posted as collateral to broker for futures contracts was $652,000 at October 31, 2011.

See notes to financial statements.

14

Schedules of Investments — IQ Merger Arbitrage ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 81.2%
Consumer Discretionary — 0.9%
99 Cents Only Stores*	7,889	$171,980

Consumer Staples — 6.4%
Foster’s Group Ltd.	224,752	1,270,943

Energy — 7.6%
Bow Energy Ltd.*	72,349	114,754
Global Industries Ltd.*	26,936	214,141
Hathor Exploration Ltd.*	28,253	130,563
Southern Union Co.	24,843	1,044,151
Total Energy		1,503,609

Financials — 5.4%
Harleysville Group, Inc.	2,763	162,354
Promise Co. Ltd.*	24,800	247,125
TMX Group, Inc.	7,285	321,252
Transatlantic Holdings, Inc.	6,713	349,344
Total Financials		1,080,075

Health Care — 14.3%
Caliper Life Sciences, Inc.*	8,214	86,083
Emdeon, Inc., Class A*	6,407	121,541
Kinetic Concepts, Inc.*	8,082	552,728
Medco Health Solutions, Inc.*	19,102	1,047,936
PharMerica Corp.*	6,334	98,810
Synthes, Inc.	5,534	935,467
Total Health Care		2,842,565

Industrials — 13.4%
Charter International PLC	12,821	185,629
Dollar Thrifty Automotive Group, Inc.*	5,049	308,191
Goodrich Corp.	17,616	2,160,250
Total Industrials		2,654,070

Information Technology — 19.9%
LoopNet, Inc.*	6,689	118,328
Motorola Mobility Holdings, Inc.*	49,563	1,927,010
Netlogic Microsystems, Inc.*	18,614	915,809

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
S1 Corp.*	7,918	$77,042
Varian Semiconductor Equipment
Associates, Inc.*	14,648	919,455
Total Information Technology		3,957,644

Materials — 6.7%
Macarthur Coal Ltd.	6,700	115,085
Nalco Holding Co.	12,951	488,382
Sundance Resources Ltd.*	250,167	115,455
Temple-Inland, Inc.	19,040	605,662
Total Materials		1,324,584

Telecommunication Services — 0.5%
Paetec Holding Corp.*	18,644	102,169

Utilities — 6.1%
Constellation Energy Group, Inc.	20,373	808,808
DPL, Inc.	13,167	399,619
Total Utilities		1,208,427

Total Common Stocks — 81.2%
(Cost $15,775,398)		16,116,066

Short-Term Investment — 15.5%

Money Market Fund — 15.5%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $3,066,852)	3,066,852	3,066,852

Total Investments — 96.7%
(Cost $18,842,250)		$19,182,918
Other Assets in Excess of
Liabilities — 3.3%(b)		658,700
Net Assets — 100.0%		$19,841,618

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at October 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2011	Unrealized Depreciation
E-Mini MSCI EAFE Index Future	Morgan Stanley	December 2011	(11)	$(765,647)	$(814,495)	$(48,848)
S&P 500 Mini Future	Morgan Stanley	December 2011	(14)	(815,458)	(874,510)	(59,052)
						$(107,900)

Cash posted as collateral to broker for futures contracts was $122,000 at October 31, 2011.

See notes to financial statements.

15

Schedules of Investments — IQ Australia Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 18.2%
APN News & Media Ltd.	100,349	$93,157
Aristocrat Leisure Ltd.	111,772	269,187
Austar United Communications Ltd.*	138,899	170,207
Billabong International Ltd.	49,658	225,490
Consolidated Media Holdings Ltd.	40,097	111,883
David Jones Ltd.	119,618	430,221
Flight Centre Ltd.	13,180	277,989
G.U.D. Holdings Ltd.	15,741	130,430
Invocare Ltd.	25,784	190,121
JB Hi-Fi Ltd.	23,225	389,814
Myer Holdings Ltd.	138,939	384,733
Navitas Ltd.	49,098	216,176
Pacific Brands Ltd.	222,532	141,657
Seven West Media Ltd.	86,092	328,822
Southern Cross Media Group Ltd.	133,977	174,836
Ten Network Holdings Ltd.*	144,341	142,419
Wotif.com Holdings Ltd.	28,192	110,668
Total Consumer Discretionary		3,787,810

Consumer Staples — 3.2%
Goodman Fielder Ltd.	448,482	261,699
GrainCorp Ltd.	47,383	397,644
Total Consumer Staples		659,343

Energy — 9.1%
Aurora Oil & Gas Ltd.*	95,930	295,153
AWE Ltd.*	127,901	188,618
Bandanna Energy Ltd.*	43,198	38,040
Beach Energy Ltd.	258,197	323,243
Coalspur Mines Ltd.*	96,535	191,523
Eastern Star Gas Ltd.*	194,894	184,028
Energy Resources of Australia Ltd.*	14,405	30,337
Energy Resources of Australia Ltd.*†	24,694	52,005
Gloucester Coal Ltd.*	17,730	128,853
Karoon Gas Australia Ltd.*	40,593	192,510
Linc Energy Ltd.*	73,888	163,054
Matrix Composites & Engineering Ltd.	11,707	39,870
Nexus Energy Ltd.*	290,117	66,177
Total Energy		1,893,411

Financials — 4.1%
Bank of Queensland Ltd.	52,573	470,203
FlexiGroup Ltd.	44,388	105,960
IOOF Holdings Ltd.	43,079	290,682
Total Financials		866,845

Health Care — 7.3%
Acrux Ltd.	38,060	136,484
Ansell Ltd.	32,366	480,742
Mesoblast Ltd.*	36,775	319,935
Primary Health Care Ltd.	106,096	375,959
Sigma Pharmaceuticals Ltd.	274,667	203,986
Total Health Care		1,517,106

Industrials — 24.8%
Ausdrill Ltd.	58,298	181,224
Boart Longyear Ltd.	110,182	377,579
Bradken Ltd.	38,592	316,499
Cabcharge Australia Ltd.	26,320	117,561
CSR Ltd.	123,309	319,212

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Downer EDI Ltd.*	98,879	$319,963
Emeco Holdings Ltd.	150,817	159,209
Forge Group Ltd.	13,149	66,544
GWA Group Ltd.	59,791	145,901
Industrea Ltd.	85,597	116,696
Macmahon Holdings Ltd.*	145,519	94,177
Mermaid Marine Australia Ltd.	50,981	167,133
Mineral Resources Ltd.	28,620	341,903
Monadelphous Group Ltd.	20,533	397,349
NRW Holdings Ltd.	59,794	155,424
SAI Global Ltd.	47,679	239,267
Seek Ltd.	78,023	514,883
Spotless Group Ltd.	61,911	131,369
Transfield Services Ltd.	110,786	267,988
Transpacific Industries Group Ltd.*	127,774	100,994
Transpacific Industries Group Ltd.*†	82,140	64,924
UGL Ltd.	39,115	549,863
Virgin Blue Holdings Ltd.*	42,541	16,925
Total Industrials		5,162,587

Information Technology — 2.2%
carsales.com.	50,953	267,590
Iress Market Technology Ltd.	23,821	192,327
Total Information Technology		459,917

Materials — 26.9%
Adelaide Brighton Ltd.	115,753	352,460
Aditya Birla Minerals Ltd.	36,688	38,340
Alkane Resources Ltd.*	47,333	59,257
Ampella Mining Ltd.*	44,215	84,907
Aquarius Platinum Ltd.	94,046	284,368
Discovery Metals Ltd.*	95,801	141,788
DuluxGroup Ltd.	85,821	240,377
Gindalbie Metals Ltd.*	189,170	110,385
Gold One International Ltd.*	156,337	90,397
Grange Resources Ltd.	87,792	42,380
Imdex Ltd.	46,304	103,656
Independence Group NL	48,481	273,639
Intrepid Mines Ltd.*	124,313	150,355
Ivanhoe Australia Ltd.*	37,368	42,421
Kagara Ltd.*	130,399	56,030
Kingsgate Consolidated Ltd.	32,224	256,069
Medusa Mining Ltd.	44,315	312,657
Mirabela Nickel Ltd.*	99,748	175,674
Mount Gibson Iron Ltd.	153,187	251,099
Nufarm Ltd.*	42,740	214,482
OM Holdings Ltd.	67,764	43,855
PanAust Ltd.*	112,233	388,180
Perseus Mining Ltd.*	100,655	334,253
Ramelius Resources Ltd.	64,766	84,518
Regis Resources Ltd.*	87,604	278,831
Resolute Mining Ltd.*	84,763	149,732
Sandfire Resources NL*	22,423	162,722
Silver Lake Resources Ltd.*	42,710	145,908
St. Barbara Ltd.*	77,502	180,074
Sundance Resources Ltd.*	552,058	254,782
Western Areas NL	34,008	209,269
White Energy Co., Ltd.*	58,092	103,543
Total Materials		5,616,408

See notes to financial statements.

16

Schedules of Investments — IQ Australia Small Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 0.5%
TPG Telecom Ltd.	68,392	$104,124

Utilities — 1.2%
Energy World Corp., Ltd.*	201,079	123,734
Envestra Ltd.	180,316	123,393
Total Utilities		247,127
Total Common Stocks — 97.5%
(Cost $23,646,257)		20,314,678

	Shares	Value
Short-Term Investment — 0.0%(a)

Money Market Fund — 0.0%(a)
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $5,193)	5,193	$5,193

Total Investments — 97.5%
(Cost $23,651,450)		$20,319,871
Other Assets in Excess of
Liabilities — 2.5%		521,912
Net Assets — 100.0%		$20,841,783

*	Non-income producing securities.
†	Entitlement shares.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2011.

See notes to financial statements.

17

Schedules of Investments — IQ Canada Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 1.6%
Great Canadian Gaming Corp.*	20,067	$165,668
RONA, Inc.	44,345	428,605
Yellow Media, Inc.	175,458	64,477
Total Consumer Discretionary		658,750

Consumer Staples — 1.8%
Cott Corp.*	32,245	227,249
Jean Coutu Group (PJC), Inc. Class A	39,146	502,503
Total Consumer Staples		729,752

Energy — 31.5%
Advantage Oil & Gas Ltd.*	56,297	299,835
AltaGas Ltd.	28,352	839,499
Angle Energy, Inc.*	24,679	159,516
Bankers Petroleum Ltd.*	84,131	448,925
Birchcliff Energy Ltd.*	43,061	655,507
BlackPearl Resources, Inc.*	96,792	462,886
BNK Petroleum, Inc.*	42,633	88,421
Canyon Services Group, Inc.	15,543	187,158
Celtic Exploration Ltd.*	26,876	668,078
Crew Energy, Inc.*	40,657	448,629
Daylight Energy Ltd.	72,350	717,491
Denison Mines Corp.*	104,614	165,360
Enerflex Ltd.	20,999	216,914
Ensign Energy Services, Inc.	43,094	650,369
Flint Energy Services Ltd.*	15,595	187,627
Gasfrac Energy Services, Inc.*	21,041	162,481
Ivanhoe Energy, Inc.*	98,273	121,697
Legacy Oil + Gas, Inc.*	42,738	388,117
NAL Energy Corp.	50,531	449,221
Nuvista Energy Ltd.	33,828	209,456
Petrobank Energy and Resources Ltd.*	36,144	326,415
Peyto Exploration & Development Corp.	45,235	990,547
Progress Energy Resources Corp.	61,423	872,568
Provident Energy Ltd.	92,030	836,678
Savanna Energy Services Corp.*	28,794	243,803
TransGlobe Energy Corp.*	24,812	256,301
Trican Well Service Ltd.	49,711	882,361
Trinidad Drilling Ltd.	41,086	322,649
Uranium One, Inc.	159,446	481,589
Total Energy		12,740,098

Financials — 8.2%
Canadian Western Bank	25,571	733,726
Dundee Corp. Class A*	16,856	406,445
GMP Capital, Inc.	16,935	121,397
Industrial Alliance Insurance and
Financial Services, Inc.	28,624	934,585
TMX Group, Inc.	25,364	1,118,493
Total Financials		3,314,646

Health Care — 0.7%
CML Healthcare, Inc.	30,541	297,953

Industrials — 7.4%
Air Canada Class B*	68,586	99,435
CAE, Inc.	87,440	935,804
Progressive Waste Solutions Ltd.	41,075	868,437
Russel Metals, Inc.	20,418	471,572

	Shares	Value
Common Stocks (continued)
Industrials (continued)
WestJet Airlines Ltd.	47,389	$622,629
Total Industrials		2,997,877

Information Technology — 3.7%
Open Text Corp.*	19,491	1,197,227
Wi-LAN, Inc.	41,922	313,175
Total Information Technology		1,510,402

Materials — 43.0%
Alamos Gold, Inc.	39,969	742,439
Anvil Mining Ltd.*	33,235	240,918
Augusta Resource Corp.*	35,006	130,402
AuRico Gold, Inc.*	95,112	924,068
Aurizon Mines Ltd.*	55,299	314,006
Avion Gold Corp.*	148,927	319,370
B2Gold Corp.*	101,397	374,656
Banro Corp.*	65,038	277,635
Canfor Corp.*	26,198	265,870
Capstone Mining Corp.*	99,097	337,224
China Gold International
Resources Corp., Ltd.*	53,870	163,251
Colossus Minerals, Inc.*	35,629	254,685
Copper Mountain Mining Corp.*	33,316	178,446
Dundee Precious Metals, Inc.*	32,745	263,740
Eastern Platinum Ltd.*	308,742	202,046
Endeavour Silver Corp.*	28,903	314,565
European Goldfields Ltd.*	46,248	522,429
Extorre Gold Mines Ltd.*	31,210	233,152
First Majestic Silver Corp.*	35,325	602,117
Fortuna Silver Mines, Inc.*	41,933	267,240
Golden Star Resources Ltd.*	87,914	174,368
Grande Cache Coal Corp.*	33,420	332,097
Great Basin Gold Ltd.*	161,478	227,606
Guyana Goldfields, Inc.*	28,349	250,025
Harry Winston Diamond Corp.*	28,803	350,305
HudBay Minerals, Inc.	58,451	642,623
Katanga Mining Ltd.*	162,104	231,752
Kirkland Lake Gold, Inc.*	21,112	395,989
Lake Shore Gold Corp.*	135,764	202,296
Mercator Minerals Ltd.*	83,924	171,523
Methanex Corp.	31,682	819,761
Minefinders Corp., Ltd.*	27,607	392,738
Minera Andes, Inc.*	66,311	127,515
Neo Material Technologies, Inc.*	40,787	316,605
Nevsun Resources Ltd.	67,291	356,356
North American Palladium Ltd.*	48,645	163,089
Northern Dynasty Minerals Ltd.*	23,892	194,600
NovaGold Resources, Inc.*	63,127	581,537
Premier Gold Mines Ltd.*	41,313	218,367
Quadra FNX Mining Ltd.*	65,053	753,194
Romarco Minerals, Inc.*	171,090	168,808
Rubicon Minerals Corp.*	80,267	326,482
Sabina Gold & Silver Corp.*	40,324	175,384
San Gold Corp.*	105,714	219,251
SEMAFO, Inc.*	92,727	714,182
Sherritt International Corp.	100,268	578,440
Silvercorp Metals, Inc.	59,512	555,425
Taseko Mines Ltd.*	66,404	242,016
Thompson Creek Metals Co., Inc.*	57,067	411,376
Torex Gold Resources, Inc.*	119,050	182,186
Total Materials		17,404,155

See notes to financial statements.

18

Schedules of Investments — IQ Canada Small Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 0.6%
Manitoba Telecom Services, Inc.	7,371	$236,955

Utilities — 1.3%
Just Energy Group, Inc.	46,851	507,543

Total Common Stocks — 99.8%
(Cost $49,717,939)		$40,398,131
Other Assets in Excess of
Liabilities — 0.2%		71,908
Net Assets — 100.0%		$40,470,039

*	Non-income producing securities.

See notes to financial statements.

19

Schedules of Investments — IQ South Korea Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 24.3%
Agabang&Company	4,857	$46,677
Dae Won Kang Up Co., Ltd.	11,620	53,056
Dongyang Mechatronics Corp.	7,675	102,499
Grand Korea Leisure Co., Ltd.	10,363	187,024
Hanil E-Wha Co., Ltd.	9,612	90,205
Hansae Co., Ltd.	5	31
Hotel Shilla Co., Ltd.	11,739	400,939
Hwa Shin Co., Ltd.	7,901	115,856
Hyundai Greenfood Co., Ltd.	18,770	255,754
Hyundai HY Communications &
Networks Co., Ltd.*	14,816	39,239
Interpark Corp.*	13,334	77,006
Kolao Holdings	3,994	30,815
LG Fashion Corp.	6,738	274,214
Lotte Midopa Co., Ltd.	4,664	65,655
Nexen Tire Corp.	11,846	203,099
Paradise Co., Ltd.	19,455	139,039
Pyeong Hwa Automotive Co., Ltd.	3,255	56,100
Sejong Industrial Co., Ltd.	2,590	37,160
SL Corp.	5,459	130,293
SM Entertainment Co.*	4,254	188,862
Ssangyong Motor Co.*	12,476	65,859
Sungwoo Hitech Co., Ltd.	10,305	173,889
Tera Resource Co., Ltd.*	62,082	39,831
Tk Chemical Corp.*	15,686	37,651
Woongjin Chemical Co., Ltd.*	88,773	71,935
Total Consumer Discretionary		2,882,688

Consumer Staples — 2.4%
CNK International Co., Ltd.*	15,909	150,735
Daesang Corp.	6,961	88,567
Harim & Co., Ltd.*	9,660	46,984
Korea Kolmar Co., Ltd.	2	13
Total Consumer Staples		286,299

Financials — 13.1%
Daishin Securities Co.	17,350	161,257
Eugene Investment &
Securities Co., Ltd.*	16,965	52,049
Hanwha Securities Co., Ltd.	20,722	95,925
HMC Investment Securities Co., Ltd.*	5,810	79,165
Korean Reinsurance Co.	30,690	416,788
LIG Insurance Co., Ltd.	15,169	328,511
Meritz Fire & Marine Insurance Co., Ltd.	19,502	188,298
SK Securities Co., Ltd.	76,081	96,800
Tong Yang Securities, Inc.	29,993	128,151
Total Financials		1,546,944

Health Care — 7.8%
Bukwang Pharmaceutical Co., Ltd.	5,301	86,102
Chabio & Diostech Co., Ltd.*	21,805	262,675
HanAll Biopharma Co., Ltd.*	10,092	86,422
Medipost Co., Ltd.*	2,178	320,548
RNL BIO Co., Ltd.*	24,850	173,336
Total Health Care		929,083

	Shares	Value
Common Stocks (continued)
Industrials — 14.8%
Dongkuk Structures &
Construction Co., Ltd.	7,810	$26,710
Doosan Engineering &
Construction Co., Ltd.	43,070	152,739
Halla Engineering & Construction Corp.	5,290	69,932
Hyunjin Materials Co., Ltd.*	3,920	42,093
Iljin Electric, Ltd.	5,839	27,978
iMarketKorea, Inc.	6,245	103,689
Korea Aerospace Industries Ltd.*	14,524	490,162
S&T Dynamics Co., Ltd.	7,688	104,754
STX Corp.	14,319	186,062
STX Engine Co., Ltd.	6,499	115,237
STX Metal Co., Ltd.	3,110	19,476
Sung Kwang Bend Co., Ltd.	5,549	89,128
Taeyoung Engineering & Construction	19,030	102,517
Taihan Electric Wire Co., Ltd.*	45,808	170,509
Y G-1 Co., Ltd.	4,067	57,251
Total Industrials		1,758,237

Information Technology — 24.7%
Aminologics Co., Ltd.*	15,121	68,769
Asia Pacific Systems, Inc.*	7,360	77,372
AUK Corp.	1	2
CrucialTec Co., Ltd.*	5,959	74,205
Daeduck Electronics Co., Ltd.	13,688	134,632
Daou Technology, Inc.	9,514	87,139
Duksan Hi-Metal Co., Ltd.*	6,233	143,423
DuzonBIzon Co., Ltd.*	7,234	46,608
GameHi Co., Ltd.*	5,587	56,213
Gemvax & Kael Co., Ltd.*	6,809	262,972
Hanmi Semiconductor Co., Ltd.	3	16
Iljin Display Co., Ltd.*	5,610	52,647
Iljin Materials Co., Ltd.	4,985	85,692
Jusung Engineering Co., Ltd.*	8,787	73,344
KC Tech Co., Ltd.	6,439	30,214
Lumens Co., Ltd.*	13,727	72,958
Melfas, Inc.	4,570	113,198
Neowiz Games Corp.*	5,223	313,889
NEPES Corp.	6,034	87,390
Osung LST Co., Ltd.*	5,502	57,592
Partron Co., Ltd.	7,618	90,396
POSCO ICT Co., Ltd.*	12,858	105,468
SFA Engineering Corp.	5,512	259,634
Signetics Corp.*	10,168	43,078
Silicon Works Co., Ltd.	3,486	89,022
Simm Tech Co., Ltd.	6,234	69,473
SK Communications Co., Ltd.*	5,236	83,865
SNU Precision Co., Ltd.	5,493	66,667
STS Semiconductor &
Telecommunications Co., Ltd.*	11,703	103,069
Wonik IPS Co., Ltd.*	17,590	142,536
Woongjin Energy Co., Ltd.*	6,507	40,515
Total Information Technology		2,931,998

See notes to financial statements.

20

Schedules of Investments — IQ South Korea Small Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials — 10.2%
Capro Corp.	8,074	$199,992
Dongbu HiTek Co., Ltd.*	9,951	74,260
Dongbu Steel Co., Ltd.	9,998	52,056
Dongjin Semichem Co., Ltd.	10,070	35,711
Foosung Co., Ltd.*	17,954	131,714
Hansol Paper Co., Ltd.	14,918	113,076
Huchems Fine Chemical Corp.	7,979	167,039
Kolon Plastic, Inc.*	2,978	15,693
Moorim P&P Co., Ltd.	10,319	53,448
Namhae Chemical Corp.	7,467	74,454
Namsun Aluminum Co., Ltd.*	3	2
Poongsan Corp.	6,488	201,982
Songwon Industrial Co., Ltd.	5,489	63,152
Ssangyong Cement Industrial Co., Ltd.*	5,722	23,235
Total Materials		1,205,814

Telecommunication Services — 1.5%
SK Broadband Co., Ltd.*	49,996	178,428

	Shares	Value
Common Stocks (continued)
Utilities — 0.2%
Korea Electronic Power Industrial
Development Co., Ltd.	4,429	$23,539

Total Common Stocks — 99.0%
(Cost $10,586,628)		11,743,030

Right — 0.2%

Health Care — 0.2%
Medipost Co. Ltd., expiring 11/11/11*
(Cost $0)	250	18,070

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $25,068)	25,068	25,068

Total Investments — 99.4%
(Cost $10,611,696)		$11,786,168
Other Assets in Excess of
Liabilities — 0.6%		75,909
Net Assets — 100.0%		$11,862,077

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.

See notes to financial statements.

21

Schedules of Investments — IQ Taiwan Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 96.4%
Consumer Discretionary — 13.0%
Altek Corp.	41,321	$38,672
Ambassador Hotel	30,603	37,438
Asia Optical Co., Inc.*	24,515	27,860
Aurora Corp.	15,286	25,010
Johnson Health Tech Co., Ltd.	6,000	12,775
Lealea Enterprise Co., Ltd.	76,849	29,797
Makalot Industrial Co., Ltd.	14,537	32,992
Mercuries & Associates Ltd.	38,046	41,075
Merida Industry Co., Ltd.	18,917	45,841
Nien Hsing Textile Co., Ltd.	28,710	20,584
Sanyang Industry Co., Ltd.	82,234	49,476
Shinkong Textile Co., Ltd.	21,545	28,085
Test-Rite International Co., Ltd.	40,900	30,144
Tsann Kuen Enterprise Co., Ltd.	11,000	23,788
Young Optics, Inc.	6,715	20,200
Total Consumer Discretionary		463,737

Consumer Staples — 6.1%
Great Wall Enterprise Co., Ltd.	47,360	48,915
Hey Song Corp.	46,632	46,760
Lien Hwa Industrial Corp.	64,225	40,143
Taiwan Tea Corp.	64,241	34,463
Wei Chuan Food Corp.	41,796	47,149
Total Consumer Staples		217,430

Financials — 4.4%
China Bills Finance Corp.	102,202	36,723
Hung Poo Real Estate
Development Corp.	22,768	19,482
Hung Sheng Construction Co., Ltd.	52,000	24,333
Kindom Construction Co., Ltd.	34,347	22,731
Shining Building Business Co., Ltd.*	32,569	34,345
Taiwan Acceptance Corp.	10,749	21,162
Total Financials		158,776

Health Care — 1.0%
YungShin Global Holding Corp.	23,110	35,957

Industrials — 11.8%
AcBel Polytech, Inc.	36,616	17,134
BES Engineering Corp.	162,180	45,806
Continental Holdings Corp.	49,032	17,618
First Steamship Co., Ltd.	25,983	44,292
Kerry TJ Logistics Co., Ltd.	51,388	54,621
King Slide Works Co., Ltd.	7,084	30,782
Phihong Technology Co., Ltd.	24,520	32,660
Powercom Co., Ltd.*	94	75
Shih Wei Navigation Co., Ltd.	28,198	28,888
Shin Zu Shing Co., Ltd.	13,760	27,458
Silitech Technology Corp.	12,280	33,534
Wisdom Marine Lines Co., Ltd.	20,501	25,525
Yungtay Engineering Co., Ltd.	37,803	61,661
Total Industrials		420,054

Information Technology — 42.4%
Ability Enterprise Co., Ltd.	40,000	37,436
Ali Corp.	24,909	29,307
Alpha Networks, Inc.	31,778	21,668
Career Technology MFG. Co., Ltd.	34,812	54,688
CMC Magnetics Corp.*	302,000	60,868

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Compal Communications, Inc.	32,036	$46,580
Compeq Manufacturing Co., Ltd.*	110,684	44,395
CyberTAN Technology, Inc.	34,000	34,491
Darfon Electronics Corp.	131	81
D-Link Corp.	68,493	55,975
Edison Opto Corp.	218	472
Elan Microelectronics Corp.	43,893	44,307
Elite Semiconductor Memory
Technology, Inc.	145	148
Elitegroup Computer Systems Co., Ltd.*	78,892	19,672
Entire Technology Co., Ltd.	15,899	24,658
Faraday Technology Corp.	34,292	31,578
Flexium Interconnect, Inc.	18,000	47,710
Forhouse Corp.	42,304	24,321
Formosa Epitaxy, Inc.	39,971	25,518
Gemtek Technology Corp.	318	305
Genesis Photonics, Inc.*	25,000	36,224
Gigabyte Technology Co., Ltd.	53,649	43,933
Gigastorage Corp.	333	225
Global Mixed-Mode Technology, Inc.	350	1,037
Global Unichip Corp.	8,581	34,705
Greatek Electronics, Inc.	59,039	40,454
Holy Stone Enterprise Co., Ltd.	29,633	27,733
ICP Electronics, Inc.	18,414	26,127
Infortrend Technology, Inc.	26,941	27,285
ITEQ Corp.	28,877	31,755
Jentech Precision Industrial Co., Ltd.	4,619	12,691
King Yuan Electronics Co., Ltd.	135,349	52,931
Kinpo Electronics, Inc.	154,990	40,149
LOTES Co., Ltd.	38	111
Micro-Star International Co., Ltd.	97,267	43,890
Min Aik Technology Co., Ltd.	15,047	28,819
Mitac International Corp.	122,000	44,040
Neo Solar Power Corp.	34,000	27,615
Opto Tech Corp.	978	400
Pan Jit International, Inc.	32,483	18,023
San Chih Semiconductor Co.	761	879
Silicon Integrated Systems Corp.	58,708	23,155
Solartech Energy Corp.	22,050	20,710
Sunplus Technology Co., Ltd.	891	363
Taiflex Scientific Co., Ltd.	16,736	18,656
Taiwan Surface Mounting
Technology Corp.	25,434	57,468
Tong Hsing Electronic Industries Ltd.	13,185	34,066
TXC Corp.	32,465	38,793
Unity Opto Technology Co., Ltd.	35,478	28,757
Unizyx Holding Corp.	39,732	26,693
Visual Photonics Epitaxy Co., Ltd.	21,025	28,778
Wah Lee Industrial Corp.	18,053	24,499
Walsin Technology Corp.	343	108
WT Microelectronics Co., Ltd.	23,268	32,353
Zinwell Corp.	29,033	36,391
Total Information Technology		1,513,994

Materials — 17.7%
Asia Polymer Corp.	26,232	35,949
Cheng Loong Corp.	93,976	37,065
Chia Hsin Cement Corp.	59,000	29,384
China Manmade Fibers Corp.*	127,698	45,884

See notes to financial statements.

22

Schedules of Investments — IQ Taiwan Small Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
China Synthetic Rubber Corp.	58,705	$51,409
Everlight Chemical Industrial Corp.	35,341	22,267
Formosan Rubber Group, Inc.	46,146	33,625
Grand Pacific Petrochemical Corp.	98,793	49,367
Great China Metal Industry Co., Inc.	27,470	30,805
Ho Tung Chemical Corp.*	68,955	39,182
Nantex Industry Co., Ltd.	25,440	22,534
Shinkong Synthetic Fibers Corp.	173,663	55,028
Ta Chen Stainless Pipe Co., Ltd.*	67,402	35,032
Taiwan Hon Chuan Enterprise Co., Ltd.	27,210	59,298
UPC Technology Corp.	74,261	37,853
Yieh Phui Enterprise Co., Ltd.	143,602	48,238
Total Materials		632,920

Total Common Stocks — 96.4%
(Cost $3,896,018)		3,442,868

Right — 0.0%(a)
Information Technology — 0.0%(a)
Jentech Precision Industrial Co., Ltd.,
expiring 11/3/11
(Cost $0)	402	97

	Shares	Value
Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $36,877)	36,877	$36,877

Total Investments — 97.4%
(Cost $3,932,895)		$3,479,842
Other Assets in Excess of
Liabilities — 2.6%		92,729
Net Assets — 100.0%		$3,572,571

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2011.

See notes to financial statements.

23

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Australia — 4.8%
Elders Ltd.*	294,591	$87,513
GrainCorp Ltd.	141,980	1,191,513
Nufarm Ltd.*	128,062	642,653
Total Australia		1,921,679

Brazil — 2.7%
Cosan Ltd. Class A ADR	91,082	1,092,984

Canada — 6.8%
Viterra, Inc.	266,097	2,748,709

China — 7.6%
China Bluechemical Ltd. Class H	1,264,537	1,003,161
China Corn Oil Co., Ltd.	185,854	79,942
China Green Agriculture, Inc. ADR*	12,492	50,468
China Minzhong Food Corp., Ltd.*	290,607	242,618
China Modern Dairy Holdings Ltd.*	2,398,809	580,781
First Tractor Co., Ltd. Class H	289,488	264,323
Shenguan Holdings Group Ltd.	890,489	485,096
Yongye International, Inc. ADR*	26,510	133,610
Zhongpin, Inc. ADR*	23,690	218,659
Total China		3,058,658

Hong Kong — 6.8%
Asian Citrus Holdings Ltd.	471,416	329,657
Chaoda Modern Agriculture
(Holdings) Ltd.	1,900,012	269,158
China Agri-Industries Holdings Ltd.	1,217,292	987,629
China Foods Ltd.	511,830	408,014
Global Bio-chem Technology
Group Co., Ltd.	1,367,521	324,049
Sinofert Holdings Ltd.	1,268,282	424,666
Total Hong Kong		2,743,173

Indonesia — 7.2%
PT Bakrie Sumatera Plantations Tbk	7,759,755	258,585
PT Charoen Pokphand Indonesia Tbk	5,232,899	1,581,249
PT Japfa Comfeed Indonesia Tbk	618,938	356,575
PT Malindo Feedmill Tbk	497,806	57,920
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	1,976,358	491,159
PT Sampoerna Agro Tbk	445,310	152,168
Total Indonesia		2,897,656

Ireland — 1.5%
Glanbia PLC	95,544	629,009

Japan — 22.7%
Fuji Oil Co., Ltd.	43,769	628,118
House Foods Corp.	52,218	956,967
Iseki & Co., Ltd.*	132,111	296,498
Itoham Foods, Inc.	102,860	357,487
J-Oil Mills, Inc.	61,839	180,025
Kewpie Corp.	77,337	1,064,221
Kumiai Chemical Industry Co., Ltd.	50,547	181,509
Mitsui Sugar Co., Ltd.	54,772	232,504
Morinaga Milk Industry Co., Ltd.	140,612	566,235
Nihon Nohyaku Co., Ltd.	29,419	131,296
Nippon Flour Mills Co., Ltd.	93,672	422,860
Nippon Meat Packers, Inc.	120,938	1,533,924
Nisshin Oillio Group Ltd.	70,492	319,124
Nisshin Seifun Group, Inc.	132,183	1,649,427

	Shares	Value
Common Stocks (continued)
Japan (continued)
NOF Corp.	115,411	$549,118
Yamatane Corp.	62,523	102,635
Total Japan		9,171,948

Luxembourg — 1.8%
Adecoagro SA*	74,602	725,132

Netherlands — 6.0%
CSM NV	48,438	726,284
Nutreco NV	25,143	1,690,347
Total Netherlands		2,416,631

Singapore — 2.0%
First Resources Ltd.	261,526	296,690
Indofood Agri Resources Ltd.*	323,530	357,984
Mewah International, Inc.	458,863	157,635
Total Singapore		812,309

Spain — 3.5%
Deoleo SA*	250,350	127,454
Ebro Foods SA	62,703	1,283,885
Total Spain		1,411,339

Thailand — 1.1%
GFPT PCL	439,762	133,001
Khon Kaen Sugar Industry PCL	443,862	168,884
Thai Vegetable Oil PCL	268,355	145,741
Total Thailand		447,626

United Kingdom — 1.4%
Devro PLC	117,887	468,092
Pursuit Dynamics PLC*	33,772	104,253
Total United Kingdom		572,345

United States — 23.3%
Andersons, Inc.	13,316	491,627
Chiquita Brands International, Inc.*	32,514	288,724
CVR Partners LP	13,474	338,871
Dole Food Co., Inc.*	26,007	275,154
Lindsay Corp.	8,998	522,784
Smithfield Foods, Inc.*	118,136	2,700,589
Toro Co.	21,952	1,186,286
Tractor Supply Co.	51,122	3,626,595
Total United States		9,430,630

Total Common Stocks — 99.2%
(Cost $44,662,181)		40,079,828

Short-Term Investment — 0.7%

Money Market Fund — 0.7%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $282,334)	282,334	282,334

Total Investments — 99.9%
(Cost $44,944,515)		$40,362,162
Other Assets in Excess of
Liabilities — 0.1%		47,341
Net Assets — 100.0%		$40,409,503

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.

ADR — American Depositary Receipts

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

24

Schedules of Investments — IQ Global Oil Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 99.6%
Australia — 3.0%
Caltex Australia Ltd.	3,098	$43,715
Horizon Oil Ltd.*	22,858	5,820
Total Australia		49,535

Bermuda — 1.0%
Archer Ltd.*	3,721	15,918

Canada — 9.3%
Bankers Petroleum Ltd.*	5,680	30,309
Canyon Services Group, Inc.	1,049	12,631
Cequence Energy Ltd.*	2,845	13,061
Ensign Energy Services, Inc.	2,909	43,902
Ithaca Energy, Inc.*	5,868	13,116
Ivanhoe Energy, Inc. ADR*	6,635	8,360
Southern Pacific Resource Corp.*	7,787	11,525
TransGlobe Energy Corp. ADR*	1,675	17,253
Twin Butte Energy Ltd.*	3,108	5,945
Total Canada		156,102

China — 1.6%
China Automation Group Ltd.	13,084	4,617
Hilong Holding Ltd.	10,451	2,140
Sinopec Shanghai Petrochemical Co.,
Ltd. Class H	53,476	19,972
Total China		26,729

Colombia — 3.8%
Petrominerales Ltd.	2,375	62,887

Finland — 2.2%
Neste Oil Oyj	2,937	35,988

France — 2.4%
Etablissements Maurel et Prom	1,932	39,343

Hong Kong — 0.5%
Sino Oil And Gas Holdings Ltd.*	222,609	8,457

Italy — 1.8%
ERG SpA	1,282	15,914
Saras SpA*	8,194	13,589
Total Italy		29,503

Japan — 3.7%
Cosmo Oil Co., Ltd.	12,296	31,223
Showa Shell Sekiyu K.K.	4,178	30,809
Total Japan		62,032

Mongolia — 0.0%(a)
Petro Matad Ltd.*	2,163	784

Netherlands — 6.9%
Core Laboratories NV ADR	1,069	115,730

	Shares	Value
Common Stocks (continued)
Norway — 1.4%
DNO International ASA*	15,260	$18,167
Norwegian Energy Co. ASA*	4,626	5,033
Total Norway		23,200

Russia — 2.0%
Alliance Oil Co., Ltd.*	2,527	33,121

Switzerland — 0.8%
Petroplus Holdings AG*	2,185	13,198

Thailand — 6.2%
Bangchak Petroleum PCL	7,619	4,311
Esso Thailand PCL	27,459	8,126
IRPC PCL	228,992	28,596
PTT Global Chemical PCL*	12,707	27,067
Thai Oil PCL	18,728	35,477
Total Thailand		103,577

United Arab Emirates — 3.8%
Dragon Oil PLC	5,743	51,308
Exillon Energy PLC*	2,588	12,532
Total United Arab Emirates		63,840

United Kingdom — 3.1%
Max Petroleum PLC*	21,193	5,046
Nautical Petroleum PLC*	2,013	9,618
Rockhopper Exploration PLC*	5,925	20,466
Salamander Energy PLC*	3,082	9,890
Xcite Energy Ltd.*	3,626	7,418
Total United Kingdom		52,438

United States — 46.1%
Alon USA Energy, Inc.	231	1,756
BPZ Resources, Inc.*	2,290	6,847
CVR Energy, Inc.*	1,987	49,198
Gulfport Energy Corp.*	947	29,490
Harvest Natural Resources, Inc.*	779	8,312
HollyFrontier Corp.	4,821	147,957
Key Energy Services, Inc.*	3,460	44,738
Kodiak Oil & Gas Corp.*	4,721	32,622
Lufkin Industries, Inc.	699	41,304
Magnum Hunter Resources Corp.*	2,900	13,050
Oceaneering International, Inc.	2,491	104,199
Oiltanking Partners LP*	228	6,202
PetroQuest Energy, Inc.*	1,290	9,404
Pioneer Drilling Co.*	1,415	13,994
SemGroup Corp. Class A*	953	26,665
Stone Energy Corp.*	1,125	27,326
Sunoco, Inc.	2,479	92,293
Tesoro Corp.*	3,302	85,654
VAALCO Energy, Inc.*	1,309	8,914
Western Refining, Inc.*	1,230	19,655
Total United States		769,580

Total Common Stocks — 99.6%
(Cost $1,914,642)		1,661,962

See notes to financial statements.

25

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Warrant — 0.0%(a)
United States — 0.0%(a)
Magnum Hunter Resources Corp.*
(Cost $0)	265	$—

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $1,217)	1,217	1,217

Total Investments — 99.7%
(Cost $1,915,859)		$1,663,179
Other Assets in Excess of
Liabilities — 0.3%		5,631
Net Assets — 100.0%		$1,668,810

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2011.

ADR — American Depositary Receipts

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

26

Schedules of Investments — IQ Hong Kong Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 97.8%
Consumer Discretionary — 29.7%
Bonjour Holdings Ltd.	37,551	$6,093
Cafe De Coral Holdings Ltd.	11,976	27,206
China Travel International Investment
Hong Kong Ltd.	90,668	13,895
Chow Sang Sang Holdings
International Ltd.	9,887	31,068
Daphne International Holdings Ltd.	30,097	31,938
Emperor Watch & Jewellery Ltd.	107,207	17,948
Giordano International Ltd.	41,611	31,885
I.T. Ltd.	15,111	9,613
Kingston Financial Group Ltd.	172,348	18,644
Luk Fook Holdings (International) Ltd.	10,443	45,793
Man Wah Holdings Ltd.	12,720	7,208
Melco International Development Ltd.	23,492	19,302
PCD Stores Group Ltd.	89,113	13,542
Phoenix Satellite Television Holdings Ltd.	29,492	8,926
Ports Design Ltd.	11,340	20,504
REXLot Holdings Ltd.	223,573	15,836
Sa Sa International Holdings Ltd.	32,791	19,890
Silver Base Group Holdings Ltd.	13,717	14,874
Skyworth Digital Holdings Ltd.	60,910	32,867
Sparkle Roll Group Ltd.	72,535	7,380
Texwinca Holdings Ltd.	21,339	27,344
VODone Ltd.	78,144	11,674
Xtep International Holdings Ltd.	18,008	7,050
Total Consumer Discretionary		440,480

Consumer Staples — 4.4%
Chaoda Modern Agriculture
(Holdings) Ltd.	89,955	12,743
China Modern Dairy Holdings Ltd.*	113,451	27,468
Global Bio-chem Technology
Group Co., Ltd.	64,693	15,330
Yashili International Holdings Ltd.	57,319	9,891
Total Consumer Staples		65,432

Energy — 2.2%
China Qinfa Group Ltd.*	23,342	4,539
Mongolia Energy Corp., Ltd.*	161,722	15,829
Sino Oil and Gas Holdings Ltd.*	328,529	12,481
Total Energy		32,849

Financials — 12.9%
C C Land Holdings Ltd.	38,344	9,432
China Overseas Grand Oceans Group Ltd.	15,708	12,178
Dah Sing Banking Group Ltd.	10,716	10,557
Dah Sing Financial Group	4,433	13,987
Emperor International Holdings Ltd.	36,763	6,249
Great Eagle Holdings Ltd.	9,257	20,862
Guotai Junan International Holdings Ltd.	13,887	3,970
Hopson Development Holdings Ltd.	22,063	13,951
K Wah International Holdings Ltd.	35,983	9,917
Kowloon Development Co., Ltd.	10,843	10,501
Polytec Asset Holdings Ltd.	39,934	3,549
Shanghai Industrial Urban
Development Group Ltd.*	47,273	8,949
Shenzhen Investment Ltd.	68,298	14,777
Silver Grant International Industries Ltd.	48,731	11,485

	Shares	Value
Common Stocks (continued)
Financials (continued)
Value Partners Group Ltd.	22,795	$13,357
Yuexiu Property Co., Ltd.	175,031	27,500
Total Financials		191,221

Health Care — 6.0%
Anxin-China Holdings Ltd.*	64,578	13,972
China Pharmaceutical Group Ltd.	25,276	6,998
China Shineway Pharmaceutical
Group Ltd.	13,280	18,813
Guangzhou Pharmaceutical Co.,
Ltd. Class H	7,448	5,314
Hua Han Bio-Pharmaceutical
Holdings Ltd.	28,983	6,532
Sino Biopharmaceutical Ltd.	65,527	20,253
United Laboratories International
Holdings Ltd.	15,584	12,222
Viva China Holdings Ltd.*	252,652	4,588
Total Health Care		88,692

Industrials — 11.0%
China Everbright International Ltd.	62,222	18,350
CITIC Resources Holdings Ltd.*	101,322	14,615
COSCO International Holdings Ltd.	20,605	8,943
EVA Precision Industrial Holdings Ltd.	37,288	9,748
Fook Woo Group Holdings Ltd.*	33,537	6,435
Goodtop Tin International Holdings Ltd.*	78,587	8,805
Interchina Holdings Co., Ltd.*	79,572	4,150
Pacific Basin Shipping Ltd.	57,593	26,701
Shenzhen International Holdings Ltd.	285,096	18,725
Shun Tak Holdings Ltd.	32,978	15,587
Singamas Container Holdings Ltd.	49,649	11,509
Sinotrans Shipping Ltd.	47,151	11,962
Tianjin Development Holdings Ltd.*	16,918	7,996
Total Industrials		163,526

Information Technology — 7.2%
BYD Electronic International Co., Ltd.*	20,431	7,420
China Wireless Technologies Ltd.	46,084	7,953
Comba Telecom Systems Holdings Ltd.	27,567	23,680
Hi Sun Technology (China) Ltd.*	60,535	17,775
Kingdee International Software
Group Co., Ltd.	59,378	24,393
TCL Communication Technology
Holdings Ltd.	19,556	9,847
TPV Technology Ltd.	30,461	8,748
Truly International Holdings Ltd.	46,738	7,102
Total Information Technology		106,918

Materials — 14.5%
AMVIG Holdings Ltd.	16,278	10,230
Chiho-Tiande Group Ltd.	10,168	5,657
China Glass Holdings Ltd.	25,313	4,825
China Precious Metal Resources
Holdings Co., Ltd.*	101,057	19,782
China Resources and Transportation
Group Ltd.*	432,154	15,583
G-Resources Group Ltd.*	571,761	34,976
IRC Ltd.*	39,162	6,052

See notes to financial statements.

27

Schedules of Investments — IQ Hong Kong Small Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Jinchuan Group International
Resources Co., Ltd.*	36,840	$8,635
Lee & Man Holding Ltd.	6,986	4,768
Minmetals Resources Ltd.*	50,955	26,183
North Mining Shares Co., Ltd.*	237,299	6,356
Shougang Concord International
Enterprises Co., Ltd.	158,941	11,258
Sino Union Energy Investment Group Ltd.*	127,724	8,882
TCC International Holdings Ltd.	30,776	14,625
West China Cement Ltd.	84,774	16,158
Winsway Coking Coal Holdings	66,322	22,121
Total Materials		216,091

Telecommunication Services — 3.3%
Citic Telecom International Holdings Ltd.	30,299	6,828
Hutchison Telecommunications Hong
Kong Holdings Ltd.	57,085	20,584
SmarTone Telecommunications
Holding Ltd.	11,474	21,574
Total Telecommunication Services		48,986

	Shares	Value
Common Stocks (continued)
Utilities — 6.6%
Beijing Enterprises Water Group Ltd.*	105,595	$26,246
China Gas Holdings Ltd.	148,462	43,210
China Power International
Development Ltd.	53,677	11,475
China Power New Energy
Development Co., Ltd.*	173,316	7,477
China Water Affairs Group Ltd.	34,946	10,126
Total Utilities		98,534

Total Common Stocks — 97.8%
(Cost $1,860,065)		1,452,729

Short-Term Investment — 2.1%

Money Market Fund — 2.1%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $30,672)	30,672	30,672

Total Investments — 99.9%
(Cost $1,890,737)		$1,483,401
Other Assets in Excess of
Liabilities — 0.1%		2,151
Net Assets — 100.0%		$1,485,552

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.

See notes to financial statements.

28

Schedules of Investments — IQ Japan Mid Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 98.4%
Consumer Discretionary — 14.8%
ABC-MART, Inc.	200	$7,938
ASICS Corp.	1,400	18,924
Don Quijote Co., Ltd.	400	14,784
J Front Retailing Co., Ltd.	4,000	17,852
Koito Manufacturing Co., Ltd.	1,000	15,441
K’s Holdings Corp.	400	17,082
Namco Bandai Holdings, Inc.	1,800	26,547
NHK Spring Co., Ltd.	2,000	18,724
NOK Corp.	900	15,709
Sanrio Co., Ltd.	400	20,058
Stanley Electric Co., Ltd.	1,300	19,406
Start Today Co., Ltd.	400	8,557
Sumitomo Rubber Industries Ltd.	1,500	19,006
Takashimaya Co., Ltd.	3,000	21,738
Takata Corp.	300	7,452
Toho Co., Ltd.	1,200	20,899
Toyoda Gosei Co., Ltd.	600	10,888
Toyota Boshoku Corp.	600	7,410
Total Consumer Discretionary		288,415

Consumer Staples — 5.3%
FamilyMart Co., Ltd.	500	19,814
Nippon Meat Packers, Inc.	2,000	25,367
Nisshin Seifun Group, Inc.	1,500	18,717
Toyo Suisan Kaisha Ltd.	1,000	25,752
Yamazaki Baking Co., Ltd.	1,000	13,363
Total Consumer Staples		103,013

Energy — 1.9%
Cosmo Oil Co., Ltd.	5,000	12,696
Japan Petroleum Exploration Co., Ltd.	300	12,081
Showa Shell Sekiyu K.K.	1,600	11,799
Total Energy		36,576

Financials — 18.5%
ACOM Co., Ltd.*	290	5,259
Aozora Bank Ltd.	13,000	33,344
Bank of Kyoto Ltd.	3,000	25,854
Chugoku Bank Ltd.	2,000	26,521
Credit Saison Co., Ltd.	1,400	28,135
Fukuoka Financial Group, Inc.	7,000	27,560
Gunma Bank Ltd.	4,000	20,776
Hachijuni Bank Ltd.	4,000	22,520
Hiroshima Bank Ltd.	4,000	18,057
Hokuhoku Financial Group, Inc.	11,000	20,878
Iyo Bank Ltd.	2,000	19,032
Joyo Bank Ltd.	6,000	25,470
Nishi-Nippon City Bank Ltd.	6,000	16,621
Nomura Real Estate Holdings, Inc.	800	13,235
Shinsei Bank Ltd.	19,000	21,443
Tokyu Land Corp.	4,000	17,185
Yamaguchi Financial Group, Inc.	2,000	18,108
Total Financials		359,998

Health Care — 1.9%
Dainippon Sumitomo Pharma Co., Ltd.	1,300	14,421
Sysmex Corp.	700	23,368
Total Health Care		37,789

	Shares	Value
Common Stocks (continued)
Industrials — 28.5%
Amada Co., Ltd.	3,000	$20,314
Chiyoda Corp.	1,000	11,747
Ebara Corp.	3,000	11,196
Furukawa Electric Co., Ltd.	6,000	17,159
GS Yuasa Corp.	3,000	16,082
Hino Motors Ltd.	2,000	12,029
IHI Corp.	13,000	30,343
Japan Steel Works Ltd.	3,000	21,007
JTEKT Corp.	1,800	20,268
Kajima Corp.	9,000	29,202
Kamigumi Co., Ltd.	2,000	17,595
Kawasaki Kisen Kaisha Ltd.	6,000	12,542
Keihan Electric Railway Co., Ltd.	4,000	18,416
Keio Corp.	4,000	27,701
Kurita Water Industries Ltd.	900	25,220
Nabtesco Corp.	900	20,153
Nagoya Railroad Co., Ltd.	7,000	18,403
Nippon Sheet Glass Co., Ltd.	8,000	17,647
NTN Corp.	4,000	18,108
Obayashi Corp.	6,000	27,778
Shimizu Corp.	6,000	26,008
Sojitz Corp.	11,100	19,218
Sumitomo Heavy Industries Ltd.	5,000	28,984
Taisei Corp.	10,000	27,060
THK Co., Ltd.	1,100	21,894
Toto Ltd.	3,000	25,277
Ushio, Inc.	1,000	15,133
Total Industrials		556,484

Information Technology — 9.2%
Advantest Corp.	1,500	17,948
Brother Industries Ltd.	2,100	28,009
Elpida Memory, Inc.*	2,300	14,719
Hamamatsu Photonics K.K.	700	27,201
Hitachi High-Technologies Corp.	600	12,789
Konami Corp.	800	26,593
Seiko Epson Corp.	1,200	16,221
Shimadzu Corp.	2,000	17,416
Yaskawa Electric Corp.	2,000	17,698
Total Information Technology		178,594

Materials — 16.2%
Air Water, Inc.	2,000	25,777
Daicel Corp.	2,000	11,568
Daido Steel Co., Ltd.	3,000	18,660
Denki Kagaku Kogyo K.K.	4,000	15,595
Kaneka Corp.	2,000	10,952
Kansai Paint Co., Ltd.	2,000	19,083
Mitsubishi Gas Chemical Co., Inc.	3,000	19,968
Mitsui Chemicals, Inc.	8,000	26,983
Nippon Paper Group, Inc.	900	20,834
Nippon Shokubai Co., Ltd.	1,000	10,414
OSAKA Titanium Technologies Co., Ltd.	200	11,273
Showa Denko K.K.	12,000	22,315
Taiyo Nippon Sanso Corp.	2,000	14,492
Teijin Ltd.	8,000	28,625

See notes to financial statements.

29

Schedules of Investments — IQ Japan Mid Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Tosoh Corp.	4,000	$13,338
Toyo Seikan Kaisha Ltd.	1,400	21,761
Ube Industries Ltd.	8,000	24,008
Total Materials		315,646

Utilities — 2.1%
Hokkaido Electric Power Co., Inc.	1,500	19,064
Toho Gas Co., Ltd.	4,000	22,776
Total Utilities		41,840

Total Common Stocks — 98.4%
(Cost $1,968,853)		1,918,355

	Shares	Value
Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $20,213)	20,213	$20,213

Total Investments — 99.4%
(Cost $1,989,066)		$1,938,568
Other Assets in Excess of
Liabilities — 0.6%		11,899
Net Assets — 100.0%		$1,950,467

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.

K.K. — Kabushiki Kaisha

See notes to financial statements.

30

Schedules of Investments — IQ US Real Estate Small Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Diversified REITs — 10.5%
CapLease, Inc.	22,417	$87,650
Cousins Properties, Inc.	34,162	224,103
Investors Real Estate Trust	26,764	198,321
Redwood Trust, Inc.	25,873	300,644
Resource Capital Corp.	23,921	128,456
Total Diversified REITs		939,174

Hotel REITs — 12.7%
Ashford Hospitality Trust	22,385	199,227
FelCor Lodging Trust, Inc.*	41,004	123,422
Hersha Hospitality Trust	49,803	219,631
Pebblebrook Hotel Trust	16,765	319,038
Sunstone Hotel Investors, Inc.*	38,619	268,402
Total Hotel REITs		1,129,720

Mortgage REITs — 25.4%
Anworth Mortgage Asset Corp.	42,738	275,660
ARMOUR Residential REIT, Inc.	25,221	180,330
CreXus Investment Corp.	25,235	241,247
Dynex Capital, Inc.	13,288	116,403
Gramercy Capital Corp.*	11,676	34,795
Invesco Mortgage Capital	38,008	599,766
iStar Financial, Inc.*	26,755	181,667
Newcastle Investment Corp.	33,531	153,907
NorthStar Realty Finance Corp.	31,605	124,840
RAIT Financial Trust	12,657	65,816
Starwood Property Trust, Inc.	15,351	288,445
Total Mortgage REITs		2,262,876

Office REITs — 16.5%
First Industrial Realty Trust, Inc.*	28,530	281,020
First Potomac Realty Trust	16,487	234,280
Franklin Street Properties Corp.	23,338	296,393
Government Properties Income Trust	11,614	273,277
Lexington Realty Trust	45,243	355,610
MPG Office Trust, Inc.*	13,710	32,767
Total Office REITs		1,473,347

	Shares	Value
Common Stocks (continued)
Residential REITs — 5.1%
Associated Estates Realty Corp.	13,679	$232,270
Education Realty Trust, Inc.	23,861	220,714
Total Residential REITs		452,984
Retail REITs — 14.7%
Acadia Realty Trust	13,287	275,307
Cedar Shopping Centers, Inc.	18,369	67,414
Getty Realty Corp.	8,909	142,009
Glimcher Realty Trust	35,394	324,209
Inland Real Estate Corp.	25,463	190,973
Pennsylvania Real Estate Investment Trust	18,340	188,168
Ramco-Gershenson Properties Trust	12,698	122,536
Total Retail REITs		1,310,616

Specialized REITs — 14.1%
Cogdell Spencer, Inc.	16,815	67,933
DCT Industrial Trust, Inc.	80,880	401,165
CubeSmart	29,481	289,209
Medical Properties Trust, Inc.	36,796	371,639
Sabra Health Care REIT, Inc.	12,145	124,729
Total Specialized REITs		1,254,675

Total Common Stocks — 99.0%
(Cost $9,421,963)		8,823,392

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $32,781)	32,781	32,781

Total Investments — 99.3%
(Cost $9,454,744)		$8,856,173
Other Assets in Excess of
Liabilities — 0.7%		61,147
Net Assets — 100.0%		$8,917,320

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.

REITs — Real Estate Investment Trusts

See notes to financial statements.

31

Schedules of Investments — IQ Emerging Markets Mid Cap ETF
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 95.5%
Brazil — 8.6%
Anhanguera Educacional
Participacoes SA	900	$13,554
BR Properties SA	1,200	12,291
Brookfield Incorporacoes SA	2,100	8,294
Companhia de Saneamento de
Minas Gerais-Copasa MG*	600	11,370
Cia. Hering	1,200	27,239
Diagnosticos da America SA*	2,100	17,158
Gafisa SA	4,200	15,770
Light SA	900	14,377
LLX Logistica SA*	3,300	7,481
Localiza Rent A Car SA	1,200	18,256
Magnesita Refratarios SA*	2,400	8,827
Marfrig Alimentos SA	1,500	6,562
Mills Estruturas e Servicos de
Engenharia SA	600	6,234
MMX Mineracao e Metalicos SA*	2,100	9,410
OdontoPrev SA	600	9,571
Rossi Residencial SA	1,500	9,670
Totvs SA	900	15,196
Total Brazil		211,260

Chile — 2.7%
Administradora de Fondos de
Pensiones Provida SA	2,238	9,292
Compania General de Electricidad SA	2,225	10,536
Compania Sud Americana de
Vapores SA	16,181	4,421
Ripley Corp. SA	9,826	10,406
Salfacorp SA	3,447	10,683
Sonda SA	3,558	8,685
Vina Concha Y Toro SA	6,446	12,724
Total Chile		66,747

China — 5.7%
Ajisen (China) Holdings Ltd.	6,000	8,654
China Lilang Ltd.	9,000	9,620
China National Materials Co., Ltd.
Class H	18,000	9,272
China Shanshui Cement Group	21,000	16,497
Dongyue Group	6,000	4,768
Guangshen Railway Co., Ltd. Class H	30,000	10,509
Harbin Electric Co., Ltd. Class H	6,000	6,143
Lianhua Supermarket Holdings, Ltd.
Class H	3,000	4,868
Minth Group Ltd.	6,000	6,313
Renhe Commercial Holdings Co., Ltd.	78,000	11,150
Sany Heavy Equipment International
Holdings Co., Ltd.	9,000	8,044
Shui On Land Ltd.	60,000	18,931
Springland International Holdings Ltd.	18,000	12,402
Wumart Stores, Inc. Class H	6,000	12,193
Total China		139,364

Egypt — 0.5%
Egyptian Financial Group-Hermes
Holding*	3,110	6,670
Talaat Moustafa Group*	10,830	6,569
Total Egypt		13,239

	Shares	Value
Common Stocks (continued)
Hong Kong — 3.0%
Beijing Capital International Airport Co.,
Ltd. Class H	24,000	$10,911
Franshion Properties China Ltd.	42,000	8,762
Glorious Property Holdings Ltd.*	30,000	4,752
Kingboard Laminates Holding Ltd.	18,000	9,806
KWG Property Holding Ltd.	19,500	8,589
Trinity Ltd.	18,000	16,528
Yingde Gases	13,500	14,569
Total Hong Kong		73,917

Hungary — 0.5%
Magyar Telekom
Telecommunications PLC	5,115	12,032

Indonesia — 3.9%
PT Aneka Tambang Tbk	87,000	17,592
PT Borneo Lumbung Energi & Metal Tbk*	49,500	5,759
PT Charoen Pokphand Indonesia Tbk	72,000	21,757
PT Jasa Marga (Persero) Tbk	25,500	11,090
PT Kalbe Farma Tbk	42,000	16,487
PT Lippo Karawaci Tbk	153,000	11,061
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	51,000	12,674
Total Indonesia		96,420

Malaysia — 5.5%
AirAsia Berhad	17,700	22,500
Berjaya Corp. Berhad	33,300	11,288
Berjaya Sports Toto Berhad	6,000	8,351
Bursa Malaysia Bhd	5,700	12,615
Dialog Group Berhad	11,700	9,191
Gamuda Berhad	15,900	17,621
Kulim (Malaysia) Berhad	11,400	13,377
Lafarge Malayan Cement Berhad	2,700	6,240
Malaysia Marine and Heavy
Engineering Bhd	3,384	6,949
SP Setia Berhad	9,000	11,265
UEM Land Holdings Bhd*	11,168	8,045
UMW Holdings Berhad	4,200	9,076
Total Malaysia		136,518

Mexico — 3.8%
Compartamos SAB de CV	9,300	14,548
Corporacion GEO SAB de CV*	5,100	7,122
Desarrolladora Homex SAB de CV*	3,000	7,609
Empresas ICA SAB de CV*	7,500	10,161
Genomma Lab Internacional SAB
de CV Class B*	5,400	11,277
Grupo Aeroportuario del Pacifico SAB
de CV Class B	5,700	20,102
Grupo Aeroportuario del Sureste SAB
de CV Class B	1,800	10,481
Promotora y Operadora de Infraestructura
SAB de CV*	3,000	12,257
Total Mexico		93,557

Philippines — 2.9%
Alliance Global Group, Inc.	44,500	11,064
BDO Unibank, Inc.	11,060	14,605

See notes to financial statements.

32

Schedules of Investments — IQ Emerging Markets Mid Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Philippines (continued)
Energy Development Corp.	91,400	$13,077
International Container Terminal
Services, Inc.	10,700	13,941
Jollibee Foods Corp.	4,640	9,860
Universal Robina Corp.	8,700	9,591
Total Philippines		72,138

Poland — 1.4%
Bank Millennium SA	6,015	8,562
Globe Trade Centre SA*	1,404	5,120
Grupa Lotos SA*	628	5,761
Synthos SA	5,733	7,775
TVN SA	1,831	7,456
Total Poland		34,674

Russia — 0.4%
OGK-1 ADR*	376,499	9,071

South Africa — 13.2%
Adcock Ingram Holdings Ltd.	1,476	11,402
Aveng Ltd.	3,390	15,927
AVI Ltd.	2,593	11,690
Barloworld Ltd.	1,990	16,784
Clicks Group Ltd.*	2,617	13,803
Discovery Holdings Ltd.	3,886	20,423
Imperial Holdings Ltd.	1,581	23,525
Liberty Holdings Ltd.	1,130	11,674
Life Healthcare Group Holdings Ltd.	9,778	23,911
Mediclinic International, Ltd.	3,032	13,343
MMI Holdings Ltd.	6,409	13,838
Mr. Price Group Ltd.	2,443	23,636
Nampak Ltd.	5,196	14,345
Netcare Ltd.	11,460	20,173
Northam Platinum Ltd.	2,368	9,221
Pick n Pay Stores Ltd.	2,401	12,086
Pretoria Portland Cement Co., Ltd.	4,995	15,219
Reunert Ltd.	1,482	11,805
Sappi Ltd.*	4,745	14,001
Spar Group Ltd.	1,672	20,539
Telkom South Africa Ltd.	1,855	7,198
Total South Africa		324,543

South Korea — 13.7%
Asiana Airlines, Inc.*	960	7,025
BS Financial Group, Inc.*	1,482	16,650
Celltrion, Inc.	806	27,419
Cheil Worldwide, Inc.	960	15,853
Daewoo International Corp.	480	14,207
Dongbu Insurance Co., Ltd.	360	15,317
Dongkuk Steel Mill Co., Ltd.	420	9,949
Hanjin Heavy Industries &
Construction Co., Ltd.*	300	5,441
Hanjin Shipping Co., Ltd.	570	5,709
Hanwha Corp.	510	18,224
Hyosung Corp.	225	13,177
Hyundai Development Co.	600	12,642
Hyundai Hysco	300	11,843
Hyundai Marine & Fire Insurance Co., Ltd. .	510	14,980
Hyundai Securities Co., Ltd.	1,140	10,009
Hyundai Wia Corp.*	117	15,414

	Shares	Value
Common Stocks (continued)
South Korea (continued)
KP Chemical Corp.	420	$6,064
LG Innotek	120	8,056
LG International Corp.	260	11,672
LG Uplus Corp.	2,700	16,275
Samsung Fine Chemicals Co., Ltd.	180	8,787
Seoul Semiconductor Co., Ltd.	433	9,026
SK Networks Co., Ltd.	1,080	11,012
SKC Co., Ltd.	194	7,589
STX Offshore & Shipbuilding Co., Ltd.	450	6,456
STX Pan Ocean Co., Ltd.	1,680	11,218
Woongjin Coway Co., Ltd.	570	19,854
Woori Investment & Securities Co., Ltd.	720	8,089
Total South Korea		337,957

Taiwan — 23.3%
Advantech Co., Ltd.	3,000	8,262
Asia Cement Corp.	19,520	23,814
Catcher Technology Co., Ltd.	6,000	34,093
China Life Insurance Co., Ltd.	20,280	22,877
China Petrochemical Development Corp.	17,000	20,001
Coretronic Corp.	6,000	4,583
E Ink Holdings, Inc.	6,000	12,434
Epistar Corp.	6,000	11,271
EVA Airways Corp.	17,000	12,472
Evergreen Marine Corp.	16,999	9,432
Everlight Electronics Co., Ltd.	3,000	5,615
Far Eastern Department Stores, Ltd.	9,720	15,075
Formosa Taffeta Co., Ltd.	9,000	8,408
Giant Manufacturing Co., Ltd.	3,000	11,732
Highwealth Construction Corp.	9,000	15,763
Inventec Corp.	30,000	10,930
KGI Securities Co., Ltd.	36,950	15,747
Kinsus Interconnect Technology Corp.	3,000	10,529
LCY Chemical Corp.	6,000	10,268
Lite-On Technology Corp.	21,140	20,209
Macronix International Co., Ltd.	30,000	11,531
Motech Industries, Inc.	3,000	5,736
Novatek Microelectronics Corp.	6,000	14,941
Pegatron Corp.	15,000	16,445
Pou Chen Corp.	27,000	20,937
Powertech Technology, Inc.	6,400	15,830
Ruentex Industries Ltd.	3,000	6,137
Simplo Technology Co., Ltd.	3,200	19,146
Sino-American Silicon Products, Inc.	3,200	5,316
Taishin Financial Holding Co., Ltd.	54,760	23,611
Taiwan Glass Industrial Corp.	12,000	14,961
Tatung Co., Ltd.*	21,000	7,475
Tripod Technology Corp.	3,440	9,083
TSRC Corp.	6,400	16,878
U-Ming Marine Transport Corp.	9,000	14,289
Unimicron Technology Corp.	12,000	15,843
Walsin Lihwa Corp.	30,000	10,228
Wan Hai Lines Ltd.	16,000	8,423
Wintek Corp.	13,598	10,635
WPG Holdings Ltd.	13,440	16,487
Yang Ming Marine Transport.	17,000	7,103
Yulon Motor Co., Ltd.	9,000	19,222
Total Taiwan		573,772

See notes to financial statements.

33

Schedules of Investments — IQ Emerging Markets Mid Cap ETF (continued)
October 31, 2011 (unaudited)

	Shares	Value
Common Stocks (continued)
Thailand — 3.9%
BEC World PCL	13,800	$16,829
Big C Supercenter PCL	3,900	14,015
Electricity Generating PCL	4,500	12,293
Glow Energy PCL	6,900	12,005
Thai Union Frozen Products PCL	6,600	11,375
TMB Bank PCL	253,900	11,312
Total Access Communication PCL	8,100	19,493
Total Thailand		97,322

Turkey — 2.5%
Arcelik AS	2,731	10,534
Asya Katilim Bankasi AS*	15,217	16,400
Petkim Petrokimya Holding AS*	6,924	9,505
TAV Havalimanlari Holding AS*	1,903	9,240
Turk Hava Yollari Anonim Ortakligi*	5,778	8,391
Turkiye Sise ve Cam Fabrikalari AS	4,336	8,338
Total Turkey		62,408
Total Common Stocks — 95.5%
(Cost $2,871,592)		2,354,939

Rights — 0.1%
South Korea — 0.1%
Hanjin Shipping Co., Ltd.,
expiring 11/04/2011*	321	1,043
Woori Investment & Securities Co., Ltd.,
expiring 11/23/2011*	341	738
Total South Korea
(Cost $0)		1,781

	Shares	Value
Short-Term Investment — 3.0%

Money Market Fund — 3.0%
Invesco Treasury Portfolio Cash
Management, 0.02%(a)
(Cost $73,180)	73,180	$73,180

Total Investments — 98.6%
(Cost $2,944,772)		$2,429,900
Other Assets in Excess of
Liabilities — 1.4%(b)		35,676
Net Assets — 100.0%		$2,465,576

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of October 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized appreciation (depreciation) on swap transactions.

ADR — American Depository Receipt PCL — Public Company Limited

Total return swap transactions outstanding at October 31, 2011:

Total Return Benchmark	Annual Financing Rate Received	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Essar Oil Ltd.	2.04%	7/12/13	$ 9,980	$—
Housing Development & Infrastructure Ltd.	2.04%	7/12/13	5,543	—
LIC Housing Finance Ltd.	2.04%	7/12/13	11,735	—
Reliance Capital Ltd.	2.04%	7/12/13	9,213	—
Satyam Computer Services Ltd.	2.04%	7/12/13	9,894	—
Suzlon Energy Ltd.	2.04%	7/12/13	8,213	—
Unitech Ltd.	2.04%	7/12/13	8,846	—
Yes Bank Ltd.	2.04%	7/12/13	15,471	—
				$—

Morgan Stanley acts as the counterparty to the total return swap transactions listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

34

Statements of Assets and Liabilities
October 31, 2011 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$145,968,292	$31,222,322	$15,392,877	$67,437,784	$18,842,250
Investments, at value	$147,620,726	$30,989,075	$15,580,342	$69,080,220	$19,182,918
Cash	—	—	—	153,924	186,042
Foreign cash*	—	—	—	6,126	13,394
Cash deposited at broker for
swap collateral	5,140,205	—	—	—	—
Cash deposited at broker for
futures collateral	685,050	148,450	—	652,000	122,000
Receivable for capital shares
transactions	2,786,053	—	—	—	—
Due from broker	986,610	—	—	—	—
Variation margin receivable	632,286	127,855	—	596,596	124,891
Receivable for investments sold	—	—	—	—	224,655
Dividend, interest and reclaims
receivable	272	20	—	90,049	377
Total assets	157,851,202	31,265,400	15,580,342	70,578,915	19,854,277

Liabilities
Payable for investments purchased	2,364,628	—	—	—	—
Due to broker	431,118	—	—	—	—
Advisory fees payable	93,922	19,052	6,468	42,692	12,595
Unrealized depreciation on swap
transactions	32,889	—	—	—	—
Trustee fees payable	65	34	12	75	30
Compliance fees payable	24	12	5	26	12
Accrued expenses and other
liabilities	23	22	22	22	22
Total Liabilities	2,922,669	19,120	6,507	42,815	12,659
Net Assets	$154,928,533	$31,246,280	$15,573,835	$70,536,100	$19,841,618

Composition of Net Assets
Paid-in capital	$161,112,928	$31,818,348	$15,238,389	$74,234,963	$21,675,330
Undistributed (accumulated)
net investment income (loss)	1,994,300	180,058	(10,749)	581,797	(26,553)
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures contracts
and foreign currency translations	(9,232,254)	(361,544)	158,730	(5,345,892)	(2,040,355)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures contracts
and foreign currency translations	1,053,559	(390,582)	187,465	1,065,232	233,196
Net Assets	$154,928,533	$31,246,280	$15,573,835	$70,536,100	$19,841,618

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	5,604,000	1,150,000	600,000	2,350,000	800,000
Net Asset Value	$27.65	$27.17	$25.96	$30.02	$24.80

*Cost of foreign cash as follows:	$—	$—	$—	$6,089	$12,960

See notes to financial statements.

35

Statements of Assets and Liabilities (continued)
October 31, 2011 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF	IQ Taiwan Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost:	$23,651,450	$49,717,939	$10,611,696	$3,932,895	$44,944,515
Investments, at value	$20,319,871	$40,398,131	$11,786,168	$3,479,842	$40,362,162
Cash	—	—	—	14,981	6,644
Foreign cash*	522,632	86,685	83,818	76,364	554
Dividend, interest and reclaims
receivable	54,322	18,312	2	3,766	66,729
Total assets	20,896,825	40,503,128	11,869,988	3,574,953	40,436,089
Liabilities
Payable for investments
purchased	43,573	—	—	—	—
Advisory fees payable	11,234	22,120	7,856	2,305	26,388
Due to custodian	—	10,146	—	—	—
Trustee fees payable	155	577	25	40	96
Compliance fees payable	58	224	8	15	55
Accrued expenses and other
liabilities	22	22	22	22	47
Total Liabilities	55,042	33,089	7,911	2,382	26,586
Net Assets	$20,841,783	$40,470,039	$11,862,077	$3,572,571	$40,409,503
Composition of Net Assets
Paid-in capital	$23,810,741	$57,132,056	$12,688,757	$4,026,132	$46,557,582
Undistributed (accumulated)
net investment income (loss)	833,122	84,241	(37,308)	75,530	270,184
Undistributed (accumulated) net
realized loss on investments and
foreign currency translations	(504,279)	(7,429,454)	(1,964,374)	(77,483)	(1,834,657)
Net unrealized appreciation
(depreciation) on investments and
foreign currency translations	(3,297,801)	(9,316,804)	1,175,002	(451,608)	(4,583,606)
Net Assets	$20,841,783	$40,470,039	$11,862,077	$3,572,571	$40,409,503
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	800,000	1,450,000	400,000	150,000	1,700,000
Net Asset Value	$26.05	$27.91	$29.66	$23.82	$23.77

*Cost of foreign cash as follows:	$494,078	$83,939	$83,288	$74,953	$545

See notes to financial statements.

36

Statements of Assets and Liabilities (continued)
October 31, 2011 (unaudited)

	IQ Global Oil Small Cap ETF	IQ Hong Kong Small Cap ETF	IQ Japan Mid Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
Assets
Investments, at cost:	$1,915,859	$1,890,737	$1,989,066	$9,454,744	$2,944,772
Investments, at value	$1,663,179	$1,483,401	$1,938,568	$8,856,173	$2,429,900
Foreign cash*	6,301	579	—	—	29,520
Receivable for capital shares
transactions	—	—	—	4,517,105	—
Due from broker	—	—	—	—	7,610
Dividend, interest and reclaims
receivable	334	2,376	13,074	7,507	517
Total assets	1,669,814	1,486,356	1,951,642	13,380,785	2,467,547
Liabilities
Payable for investments purchased	—	—	—	4,460,485	—
Due to broker	—	—	—	—	116
Advisory fees payable	973	778	1,147	2,966	1,846
Trustee fees payable	4	1	3	—	—
Compliance fees payable	1	1	2	—	—
Accrued expenses and other
liabilities	26	24	23	14	9
Total Liabilities	1,004	804	1,175	4,463,465	1,971
Net Assets	$1,668,810	$1,485,552	$1,950,467	$8,917,320	$2,465,576
Composition of Net Assets
Paid-in capital	$1,956,157	$1,989,295	$1,956,748	$9,488,089	$3,215,780
Undistributed net investment income	5,583	19,738	8,610	55,172	22,020
Undistributed net realized gain (loss)
on investments, swap transactions,
and foreign currency translations	(40,367)	(116,150)	35,866	(27,370)	(257,523)
Net unrealized depreciation on
investments, swap transactions,
and foreign currency translations	(252,563)	(407,331)	(50,757)	(598,571)	(514,701)
Net Assets	$1,668,810	$1,485,552	$1,950,467	$8,917,320	$2,465,576
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	100,000	100,000	100,000	500,000	150,000
Net Asset Value	$16.69	$14.86	$19.50	$17.83	$16.44

*Cost of foreign cash as follows:	$6,184	$580	$—	$—	$29,381

See notes to financial statements.

37

Statements of Operations
For the Six Months Ended October 31, 2011 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$1,787,800	$237,712	$18,052	$663,944	$104,991
Interest income	1,703	92	2	713	358
Total investment income	1,789,503	237,804	18,054	664,657	105,349
Expenses
Advisory fees	522,544	105,693	32,259	270,870	80,591
Trustee fees	1,765	379	172	994	305
Compliance fees	587	126	58	332	102
Miscellaneous	26	26	26	26	26
Total expenses	524,922	106,224	32,515	272,222	81,024
Net investment income (loss)	1,264,581	131,580	(14,461)	392,435	24,325
Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(836,686)	(257,942)	(136,670)	(9,697,438)	(1,023,704)
In-kind redemptions	1,544,447	615,753	265,277	2,153,955	40,020
Swap transactions	(752,247)	—	—	—	—
Futures contracts	(160,086)	271,484	—	1,544,994	287,658
Foreign currency translations	—	—	—	(45,399)	(2,773)
Net realized gain (loss)	(204,572)	629,295	128,607	(6,043,888)	(698,799)
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	(1,592,332)	(1,764,171)	60,652	(2,531,736)	(178,845)
Swap transactions	(32,889)	—	—	—	—
Futures contracts	(391,943)	(88,937)	—	253,917	201,105
Foreign currency translations	—	—	—	(165)	(573)
Net change in net unrealized
appreciation (depreciation)	(2,017,164)	(1,853,108)	60,652	(2,277,984)	21,687
Net gain (loss) and unrealized
appreciation (depreciation)	(2,221,736)	(1,223,813)	189,259	(8,321,872)	(677,112)
Net Increase (Decrease) in Net
Assets Resulting from Operations	$(957,155)	$(1,092,233)	$174,798	$(7,929,437)	$(652,787)

*Net of foreign taxes withheld of:	$—	$—	$—	$50,172	$5,732

See notes to financial statements.

38

Statements of Operations (continued)
For the Six Months Ended October 31, 2011 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF	IQ Taiwan Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$466,320	$410,099	$17,069	$128,262	$386,318
Interest income	22	19	14	—	29
Total investment income	466,342	410,118	17,083	128,262	386,347
Expenses
Advisory fees	102,761	229,756	57,291	16,113	185,863
Trustee fees	570	1,545	216	98	727
Compliance fees	190	515	72	32	243
Miscellaneous	26	26	26	26	25
Total expenses	103,547	231,842	57,605	16,269	186,858
Net investment income (loss)	362,795	178,276	(40,522)	111,993	199,489
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(1,388,366)	(2,916,718)	(1,946,616)	(202,077)	(1,772,579)
In-kind redemptions	324,186	(1,498,230)	—	—	(44,693)
Foreign currency translations	(36,983)	(52,764)	(30,027)	(392)	(17,385)
Net realized loss	(1,101,163)	(4,467,712)	(1,976,643)	(202,469)	(1,834,657)
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	(6,011,468)	(15,963,289)	(570,133)	(828,525)	(6,024,013)
Foreign currency translations	24,384	2,469	(1,627)	(1,265)	(1,692)
Net change in net unrealized
appreciation (depreciation)	(5,987,084)	(15,960,820)	(571,760)	(829,790)	(6,025,705)
Net gain (loss) and unrealized
appreciation (depreciation)	(7,088,247)	(20,428,532)	(2,548,403)	(1,032,259)	(7,860,362)
Net Decrease in Net Assets Resulting
from Operations	$(6,725,452)	$(20,250,256)	$(2,588,925)	$(920,266)	$(7,660,873)

*Net of foreign taxes withheld of:	$6,805	$72,371	$3,829	$38,470	$37,374

See notes to financial statements.

39

Statements of Operations (continued)
For the Six Months Ended October 31, 2011 (unaudited)

	IQ Global Oil Small Cap ETF**	IQ Hong Kong Small Cap ETF**	IQ Japan Mid Cap ETF**	IQ US Real Estate Small Cap ETF**	IQ Emerging Markets Mid Cap ETF**
Investment Income
Dividend income*	$12,140	$25,113	$13,795	$105,810	$29,227
Interest income	—	2	1	—	—
Total investment income	12,140	25,115	13,796	105,810	29,227

Expenses
Advisory fees	6,496	5,320	5,131	10,200	7,163
Trustee fees	27	25	24	25	20
Compliance fees	9	8	8	9	7
Miscellaneous	25	24	23	21	17
Total expenses	6,557	5,377	5,186	10,255	7,207
Net investment income	5,583	19,738	8,610	95,555	22,020

Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(39,872)	(118,296)	42,760	(60,164)	(145,053)
In-kind redemptions	—	2,198	(6,785)	32,794	(69,617)
Swap transactions	—	—	—	—	(42,173)
Foreign currency translations	(495)	(52)	(109)	—	(680)
Net realized gain (loss)	(40,367)	(116,150)	35,866	(27,370)	(257,523)
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	(252,680)	(407,336)	(50,498)	(598,571)	(514,872)
Foreign currency translations	117	5	(259)	—	171
Net change in net unrealized
depreciation	(252,563)	(407,331)	(50,757)	(598,571)	(514,701)
Net gain (loss) and unrealized
depreciation	(292,930)	(523,481)	(14,891)	(625,941)	(772,224)
Net Decrease in Net Assets Resulting
from Operations	$(287,347)	$(503,743)	$(6,281)	$(530,386)	$(750,204)

*Net of foreign taxes withheld of:	$872	$567	$1,038	$—	$7,400

**	Commencement of operations for the IQ Global Oil Small Cap ETF, IQ Hong Kong Small Cap ETF, IQ Japan Mid Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF was May 4, 2011, May 17, 2011, June 1, 2011, June 13, 2011 and July 12, 2011, respectively.

See notes to financial statements.

40

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$1,264,581	$2,505,702	$131,580	$289,455	$(14,461)	$(36,642)
Net realized gain (loss)	(204,572)	3,268,113	629,295	383,464	128,607	202,114
Net change in net unrealized
appreciation (depreciation)	(2,017,164)	(1,235,296)	(1,853,108)	942,888	60,652	135,743
Net increase (decrease) in
net assets resulting from
operations	(957,155)	4,538,519	(1,092,233)	1,615,807	174,798	301,215

Dividends and Distributions to
Shareholders from:
Net investment income	—	(1,865,556)	—	(133,209)	—	(1,985)

Capital Share Transactions
Proceeds from shares created	52,449,479	166,884,050	16,545,259	38,032,383	10,309,810	12,661,434
Cost of shares redeemed	(27,640,478)	(131,119,714)	(12,508,907)	(21,827,239)	(7,725,830)	(13,889,238)
Net increase (decrease) from
capital share transactions	24,809,001	35,764,336	4,036,352	16,205,144	2,583,980	(1,227,804)
Total increase (decrease) in
net assets	23,851,846	38,437,299	2,944,119	17,687,742	2,758,778	(928,574)

Net Assets
Beginning of period	131,076,687	92,639,388	28,302,161	10,614,419	12,815,057	13,743,631
End of period	$154,928,533	$131,076,687	$31,246,280	$28,302,161	$15,573,835	$12,815,057
Including undistributed net
investment income (net of
accumulated net investment
loss) as follows:	$1,994,300	$729,719	$180,058	$48,478	$(10,749)	$3,712

Changes in Shares Outstanding
Shares outstanding, beginning
of period	4,704,000	3,404,000	1,000,000	400,000	500,000	550,000
Shares created	1,900,000	6,100,000	600,000	1,400,000	400,000	500,000
Shares redeemed	(1,000,000)	(4,800,000)	(450,000)	(800,000)	(300,000)	(550,000)
Shares outstanding, end
of period	5,604,000	4,704,000	1,150,000	1,000,000	600,000	500,000

See notes to financial statements.

41

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011

Increase (Decrease) in Net
Assets from Operations
Net investment income	$392,435	$335,090	$24,325	$10,611	$362,795	$719,662
Net realized gain (loss)	(6,043,888)	5,593,935	(698,799)	(686,091)	(1,101,163)	1,180,666
Net change in net unrealized
appreciation (depreciation)	(2,277,984)	2,864,190	21,687	(117,699)	(5,987,084)	2,671,270
Net increase (decrease) in
net assets resulting
from operations	(7,929,437)	8,793,215	(652,787)	(793,179)	(6,725,452)	4,571,598

Dividends and Distributions
to Shareholders from:
Net investment income	—	(167,873)	—	(10,811)	—	(401,850)
Net realized gains	—	(246,632)	—	(301,245)	—	(36,342)
Total dividends and distributions
to shareholders	—	(414,505)	—	(312,056)	—	(438,192)

Capital Share Transactions
Proceeds from shares created	20,581,328	127,436,513	3,767,990	17,793,474	3,987,046	34,516,704
Cost of shares redeemed	(21,969,390)	(64,210,652)	(6,194,341)	(25,369,787)	(19,742,562)	(4,300,185)
Net increase (decrease) from
capital share transactions	(1,388,062)	63,225,861	(2,426,351)	(7,576,313)	(15,755,516)	30,216,519
Total increase (decrease) in
net assets	(9,317,499)	71,604,571	(3,079,138)	(8,681,548)	(22,480,968)	34,349,925

Net Assets
Beginning of period	79,853,599	8,249,028	22,920,756	31,602,304	43,322,751	8,972,826
End of period	$70,536,100	$79,853,599	$19,841,618	$22,920,756	$20,841,783	$43,322,751
Including undistributed net
investment income (net
of accumulated net
investment loss) as follows:	$581,797	$189,362	$(26,553)	$(50,878)	$833,122	$470,327

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,400,000	300,000	900,000	1,200,000	1,400,000	350,000
Shares created	700,000	4,250,000	150,000	700,000	150,000	1,200,000
Shares redeemed	(750,000)	(2,150,000)	(250,000)	(1,000,000)	(750,000)	(150,000)
Shares outstanding, end
of period	2,350,000	2,400,000	800,000	900,000	800,000	1,400,000

See notes to financial statements.

42

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ South Korea Small Cap ETF		IQ Taiwan Small Cap ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011

Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$178,276	$182,010	$(40,522)	$19,896	$111,993	$38,192
Net realized gain (loss)	(4,467,712)	1,496,712	(1,976,643)	39,988	(202,469)	176,866
Net change in net unrealized
appreciation (depreciation)	(15,960,820)	6,520,343	(571,760)	1,661,728	(829,790)	378,182
Net increase (decrease) in
net assets resulting
from operations	(20,250,256)	8,199,065	(2,588,925)	1,721,612	(920,266)	593,240

Dividends and Distributions
to Shareholders from:
Net investment income	—	(468,240)	—	(4,475)	—	(54,155)
Net realized gains	—	—	—	(4,965)	—	—
Total dividends and distributions
to shareholders	—	(468,240)	—	(9,440)	—	(54,155)

Capital Share Transactions
Proceeds from shares created	6,200,746	126,075,670	5,205,507	11,914,215	317	6,967,160
Cost of shares redeemed	(65,972,787)	(22,420,896)	(6,930,965)	—	(11,285)	(3,002,440)
Net increase (decrease) from
capital share transactions	(59,772,041)	103,654,774	(1,725,458)	11,914,215	(10,968)	3,964,720
Total increase (decrease) in
net assets	(80,022,297)	111,385,599	(4,314,383)	13,626,387	(931,234)	4,503,805

Net Assets
Beginning of period	120,492,336	9,106,737	16,176,460	2,550,073	4,503,805	—
End of period	$40,470,039	$120,492,336	$11,862,077	$16,176,460	$3,572,571	$4,503,805
Including undistributed net
investment income (net
of accumulated net
investment loss) as follows:	$84,241	$(94,035)	$(37,308)	$3,214	$75,530	$(36,463)

Changes in Shares Outstanding
Shares outstanding, beginning
of period	3,400,000	350,000	500,000	100,000	150,000	—
Shares created	200,000	3,750,000	150,000	400,000	—	250,000
Shares redeemed	(2,150,000)	(700,000)	(250,000)	—	—	(100,000)
Shares outstanding, end
of period	1,450,000	3,400,000	400,000	500,000	150,000	150,000

See notes to financial statements.

43

Statements of Changes in Net Assets (continued)

	IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF	IQ Hong Kong Small Cap ETF	IQ Japan Mid Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Period March 21, 2011* to April 30, 2011	For the Period May 4, 2011 * to October 31, 2011 (unaudited)	For the Period May 17, 2011 * to October 31, 2011 (unaudited)	For the Period June 1, 2011 * to October 31, 2011 (unaudited)	For the Period June 13, 2011 * to October 31, 2011 (unaudited)	For the Period July 12, 2011 * to October 31, 2011 (unaudited)
Increase (Decrease) in Net
Assets from Operations
Net investment income	$199,489	$72,410	$5,583	$19,738	$8,610	$95,555	$22,020
Net realized gain (loss)	(1,834,657)	(1,715)	(40,367)	(116,150)	35,866	(27,370)	(257,523)
Net change in net unrealized
appreciation (depreciation)	(6,025,705)	1,442,099	(252,563)	(407,331)	(50,757)	(598,571)	(514,701)
Net increase (decrease) in net
assets resulting from operations	(7,660,873)	1,512,794	(287,347)	(503,743)	(6,281)	(530,386)	(750,204)

Dividends and Distributions
to Shareholders from:
Net investment income	—	—	—	—	—	(40,383)	—

Capital Share Transactions
Proceeds from shares created	7,800,392	53,326,443	1,956,157	2,895,384	3,002,399	11,318,975	4,012,055
Cost of shares redeemed	(14,569,253)	—	—	(906,089)	(1,045,651)	(1,830,886)	(796,275)
Net increase (decrease) from
capital share transactions	(6,768,861)	53,326,443	1,956,157	1,989,295	1,956,748	9,488,089	3,215,780
Total increase (decrease) in
net assets	(14,429,734)	54,839,237	1,668,810	1,485,552	1,950,467	8,917,320	2,465,576

Net Assets
Beginning of period	54,839,237	—	—	—	—	—	—
End of period	$40,409,503	$54,839,237	$1,668,810	$1,485,552	1,950,467	$8,917,320	$2,465,576
Including undistributed net
investment income (net of
accumulated net investment
loss) as follows:	$270,184	$70,695	$5,583	$19,738	$8,610	$55,172	$22,020

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,000,000	—	—	—	—	—	—
Shares created	300,000	2,000,000	100,000	150,000	150,000	600,000	200,000
Shares redeemed	(600,000)	—	—	(50,000)	(50,000)	(100,000)	(50,000)
Shares outstanding, end
of period	1,700,000	2,000,000	100,000	100,000	100,000	500,000	150,000

*	Commencement of operations.

See notes to financial statements.

44

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF				IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period March 24, 20091 to April 30, 2009	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period June 8, 2009[1] to April 30, 2010
Net asset value, beginning of period	$27.86	$27.21	$25.41	$25.00	$28.30	$26.54	$25.00

Income from Investment
Operations
Net investment income (loss)[2]	0.25	0.61	0.52	0.02	0.13	0.38	0.26
Net realized and unrealized gain (loss)
on investments	(0.46)	0.45	1.51	0.39	(1.26)	1.53	1.53
Distributions of net realized gains by
other investment companies	—	0.00 [3]	—	—	—	0.00 [3]	—
Net increase (decrease) in net assets
resulting from investment operations	(0.21)	1.06	2.03	0.41	(1.13)	1.91	1.79

Distributions from:
Net investment income	—	(0.41)	(0.23)	—	—	(0.15)	(0.25)
Net asset value, end of period	$27.65	$27.86	$27.21	$25.41	$27.17	$28.30	$26.54

Total Return
Total investment return based on
net asset value[5]	(0.75)%	3.95%	8.00%	1.64%	(3.99)%	7.21%	7.16%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$154,929	$131,077	$92,639	$11,536	$31,246	$28,302	$10,614
Ratio to average net assets of:
Expenses	0.75%[7]	0.77%	0.77%	0.13%[6]	0.75%[7]	0.77%	0.76%[7]
Net investment income (loss)	1.82%[7]	2.23%	1.93%	0.08%[6]	0.93%[7]	1.41%	1.1%[7]
Portfolio turnover rate[8]	47%	145%	169%	0%[9]	21%	54%	77%

See footnotes on page 49.

See notes to financial statements.

45

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF			IQ Global Resources ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period October 26, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period October 26, 2009[1] to April 30, 2010
Net asset value, beginning of period	$25.63	$24.99	$25.00	$33.27	$27.50	$25.00

Income from Investment Operations
Net investment income (loss)[2]	(0.03)	(0.08)	(0.02)	0.16	0.29	0.12
Net realized and unrealized gain (loss)
on investments	0.36	0.72	0.01	(3.41)	5.78	2.42
Net increase (decrease) in net assets resulting
from investment operations	0.33	0.64	(0.01)	(3.25)	6.07	2.54

Distributions from:
Net investment income	—	(0.00)[4]	—	—	(0.12)	(0.04)
Net realized gains	—	—	—	—	(0.18)	—
Total distributions from net investment income
and realized gains	—	(0.00)[4]	—	—	(0.30)	(0.04)
Net asset value, end of period	$25.96	$25.63	$24.99	$30.02	$33.27	$27.50

Total Return
Total investment return based on net asset value[5]	1.29%	2.58%	(0.04)%	(9.77)%	22.17%	10.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,574	$12,815	$13,744	$70,536	$79,854	$8,249
Ratio to average net assets of:
Expenses	0.48%[7]	0.49%	0.50%[7]	0.75%[7]	0.76%	0.79%[7]
Net investment income (loss)	(0.22)%[7]	(0.32)%	(0.14)%[7]	1.09%[7]	0.94%	0.93%[7]
Portfolio turnover rate[8]	25%	52%	44%	67%	117%	158%

See footnotes on page 49.

See notes to financial statements.

46

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF			IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period November 16, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period March 22, 2010[1] to April 30, 2010
Net asset value, beginning of period	$25.47	$26.34	$25.00	$30.94	$25.64	$25.00

Income from Investment Operations
Net investment income[2]	0.03	0.01	0.03	0.33	1.03	0.03
Net realized and unrealized gain (loss)
on investments	(0.70)	(0.55)	1.31	(5.22)	4.76	0.61
Net increase (decrease) in net assets resulting
from investment operations	(0.67)	(0.54)	1.34	(4.89)	5.79	0.64

Distributions from:
Net investment income	—	(0.01)	(0.00)[4]	—	(0.45)	—
Net realized gains	—	(0.32)	—	—	(0.04)	—
Total distributions from net investment income
and realized gains	—	(0.33)	(0.00)[4]	—	(0.49)	—
Net asset value, end of period	$24.80	$25.47	$26.34	$26.05	$30.94	$25.64

Total Return
Total investment return based on net asset value[5]	(2.63)%	(2.03)%	5.37%	(15.80)%	22.71%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,842	$22,921	$31,602	$20,842	$43,323	$8,973
Ratio to average net assets of:
Expenses	0.75%[7]	0.76%	0.77%[7]	0.70%[7]	0.69%	0.71%[7]
Net investment income	0.23%[7]	0.04%	0.22%[7]	2.44%[7]	3.72%	1.09%[7]
Portfolio turnover rate[8]	181%	365%	141%	22%	49%	0%[9]

See footnotes on page 49.

See notes to financial statements.

47

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF			IQ South Korea Small Cap ETF			IQ Taiwan Small Cap ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period March 22, 2010[1] to April 30, 2010	For the Six Months Ended October 31, 2011 (unaudited)	For the Year Ended April 30, 2011	For the Period April 13, 2010[1] to April 30, 2010	For the Six Months Ended October 31, 2011 (unaudited)	For the Period May 18, 2010[1] to April 30, 2011
Net asset value, beginning
of period	$35.44	$26.02	$25.00	$32.35	$25.50	$25.00	$30.03	$25.00

Income from Investment
Operations
Net investment income (loss)[2]	0.08	0.14	(0.01)	(0.08)	0.09	(0.01)	0.75	0.29
Net realized and unrealized gain
(loss) on investments	(7.61)	9.75	1.03	(2.61)	6.80	0.51	(6.96)	5.28
Net increase (decrease) in net
assets resulting from investment
operations	(7.53)	9.89	1.02	(2.69)	6.89	0.50	(6.21)	5.57

Distributions from:
Net investment income	—	(0.47)	—	—	(0.02)	—	—	(0.54)
Net realized gains	—	—	—	—	(0.02)	—	—	—
Total distributions from net
investment income and
realized gains	—	(0.47)	—	—	(0.04)	—	—	(0.54)
Net asset value, end of period	$27.91	$35.44	$26.02	$29.66	$32.35	$25.50	$23.82	$30.03

Total Return
Total investment return based on
net asset value[5]	(21.25)%	38.15%	4.08%	(8.32)%	27.04%	2.00%	(20.68)%	22.28%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$40,470	$120,492	$9,107	$11,862	$16,176	$2,550	$3,573	$4,504
Ratio to average net assets of:
Expenses	0.70%[7]	0.69%	0.71%[7]	0.79%[7]	0.80%	0.79%[7]	0.80%[7]	0.80%[7]
Net investment income (loss)	0.54%[7]	0.44%	(0.20)%[7]	(0.56)%[7]	0.31%	(0.79)%[7]	5.49%[7]	1.07%[7]
Portfolio turnover rate[8]	16%	52%	0%	65%	73%	1%	30%	164%

See footnotes on page 49.

See notes to financial statements.

48

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF	IQ Hong Kong Small Cap ETF	IQ Japan Mid Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
	For the Six Months Ended October 31, 2011 (unaudited)	For the Period March 21, 2011[1] to April 30, 2011	For the Period May 4, 2011[1] to October 31, 2011 (unaudited)	For the Period May 17, 2011[1] to October 31, 2011 (unaudited)	For the Period June 1, 2011[1] to October 31, 2011 (unaudited)	For the Period June 13, 2011[1] to October 31, 2011 (unaudited)	For the Period July 12, 2011[1] to October 31, 2011 (unaudited)
Net asset value, beginning of period	$27.42	$25.40	$19.56	$19.89	$20.10	$19.91	$19.66

Income from Investment Operations
Net investment income[2]	0.10	0.06	0.06	0.20	0.10	0.43	0.12
Net realized and unrealized gain (loss)
on investments	(3.75)	1.96	(2.93)	(5.23)	(0.70)	(2.31)	(3.34)
Net increase (decrease) in net assets
resulting from investment operations	(3.65)	2.02	(2.87)	(5.03)	(0.60)	(1.88)	(3.22)

Distributions from:
Net investment income	—	—	—	—	—	(0.20)	—
Net asset value, end of period	$23.77	$27.42	$16.69	$14.86	$19.50	$17.83	$16.44

Total Return
Total investment return based on net
asset value[5]	(13.31)%	7.95%	(14.67)%	(25.29)%	(2.99)%	(9.41)%	(16.38)%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$40,410	$54,839	$1,669	$1,486	$1,950	$8,917	$2,466
Ratio to average net assets of:
Expenses	0.75%[7]	0.75%[7]	0.76%[7]	0.70%[7]	0.70%[7]	0.69%[7]	0.75%[7]
Net investment income	0.80%[7]	1.96%[7]	0.65%[7]	2.56%[7]	1.16%[7]	6.46%[7]	2.31%[7]
Portfolio turnover rate[8]	19%	0%	7%	29%	25%	6%	18%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

6	Not annualized.
7	Annualized.
8

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

9	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%.

See notes to financial statements.

49

Notes to Financial Statements
October 31, 2011 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of fifteen active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, IQ Taiwan Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Hong Kong Small Cap ETF, IQ Japan Mid Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ South Korea Small Cap ETF commenced operations on April 13, 2010; IQ Taiwan Small Cap ETF commenced operations on May 18, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; IQ Hong Kong Small Cap ETF commenced operations on May 17, 2011; IQ Japan Mid Cap ETF commenced operations on June 1, 2011; IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011 and IQ Emerging Markets Mid Cap ETF commenced operations on July 12, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by

50

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The objective of the IQ South Korea Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ South Korea Small Cap Index, developed by IndexIQ. The objective of the IQ South Korea Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in South Korea.

The objective of the IQ Taiwan Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the performance of the IQ Taiwan Small Cap Index, developed by IndexIQ. The objective of the IQ Taiwan Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Taiwan.

The objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The objective of the IQ Hong Kong Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hong Kong Small Cap Index, developed by IndexIQ. The objective of the IQ Hong Kong Small Cap Index is to track the overall performance of small cap Hong Kong companies.

The objective of the IQ Japan Mid Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Japan Mid Cap Index, developed by IndexIQ. The objective of the IQ Japan Mid Cap Index is to track the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Japan.

The objective of the IQ US Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ US Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ US Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

The objective of the IQ Emerging Markets Mid Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Emerging Markets Mid Cap Index, developed by IndexIQ. The objective of the IQ Emerging Markets Mid Cap Index is to track the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the emerging markets.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

51

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) of each Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

52

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1 and 2 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2011 in valuing the Funds assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Investment Companies*	$132,698,587	$—	$—	$132,698,587
Other Financial Instruments**	(565,986)	(32,889)	—	(598,875)
Short-Term Investment	14,922,139	—	—	14,922,139
Total	$147,054,740	$(32,889)	$—	$147,021,851
IQ Hedge Macro Tracker ETF
Investment Companies*	$29,700,908	$—	$—	$29,700,908
Other Financial Instruments**	(157,335)	—	—	(157,335)
Short-Term Investment	1,288,167	—	—	1,288,167
Total	$30,831,740	$—	$—	$30,831,740
IQ Real Return ETF
Investment Companies*	$15,572,314	$—	$—	$15,572,314
Short-Term Investment	8,028	—	—	8,028
Total	$15,580,342	$—	$—	$15,580,342
IQ Global Resources ETF
Common Stocks†	$65,578,572	$—	$—	$65,578,572
Other Financial Instruments**	(578,131)	—	—	(578,131)
Short-Term Investment	3,501,648	—	—	3,501,648
Total	$68,502,089	$—	$—	$68,502,089
IQ Merger Arbitrage ETF
Common Stocks*	$16,116,066	$—	$—	$16,116,066
Other Financial Instruments**	(107,900)	—	—	(107,900)
Short-Term Investment	3,066,852	—	—	3,066,852
Total	$19,075,018	$—	$—	$19,075,018
IQ Australia Small Cap ETF
Common Stocks*	$20,262,673	$52,005	$—	$20,314,678
Short-Term Investment	5,193	—	—	5,193
Total	$20,267,866	$52,005	$—	$20,319,871
IQ Canada Small Cap ETF
Common Stocks*	$40,398,131	$—	$—	$40,398,131
IQ South Korea Small Cap ETF
Common Stocks*	$11,743,030	$—	$—	$11,743,030
Right*	18,070	—	—	18,070
Short-Term Investment	25,068	—	—	25,068
Total	$11,786,168	$—	$—	$11,786,168
IQ Taiwan Small Cap ETF
Common Stocks*	$3,442,868	$—	$—	$3,442,868
Right*	—	97	—	97
Short-Term Investment	36,877	—	—	36,877
Total	$3,479,745	$97	$—	$3,479,842

53

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

	Level 1	Level 2	Level 3	Total
IQ Global Agribusiness Small Cap ETF
Common Stocks†	$40,079,828	$—	$—	$40,079,828
Short-Term Investment	282,334	—	—	282,334
Total	$40,362,162	$—	$—	$40,362,162
IQ Global Oil Small Cap ETF
Common Stocks†	$1,661,962	$—	$—	$1,661,962
Warrant†	—	—	—	—
Short-Term Investment	1,217	—	—	1,217
Total	$1,663,179	$—	$—	$1,663,179
IQ Hong Kong Small Cap ETF
Common Stocks*	$1,452,729	$—	$—	$1,452,729
Short-Term Investment	30,672	—	—	30,672
Total	$1,483,401	$—	$—	$1,483,401
IQ Japan Mid Cap ETF
Common Stocks*	$1,918,355	$—	$—	$1,918,355
Short-Term Investment	20,213	—	—	20,213
Total	$1,938,568	$—	$—	$1,938,568
IQ US Real Estate Small Cap ETF
Common Stocks*	$8,823,392	$—	$—	$8,823,392
Short-Term Investment	32,781	—	—	32,781
Total	$8,856,173	$—	$—	$8,856,173
IQ Emerging Markets Mid Cap ETF
Common Stocks†	$2,354,939	$—	$—	$2,354,939
Rights†	738	1,043	—	1,781
Other Financial Instruments**	—	—	—	—
Short-Term Investment	73,180	—	—	73,180
Total	$2,428,857	$1,043	$—	$2,429,900

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal Tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds have concluded that there is no tax liability resulting from uncertain

54

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from commencement of operations through October 31, 2011 are open for examination.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in the U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Funds’ investment income, expenses and unrealized and realized gains and losses are allocated daily. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date.

Recent Accounting Pronouncements

The Funds have adopted Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends fair value disclosure requirements by requiring an entity to: (i) disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; and (ii) present separately information about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements (i.e. gross presentation). Additionally, ASU 2010-06 clarifies existing disclosure requirements related to the level of disaggregation for each class of assets and liabilities and disclosures about inputs and valuation techniques for fair value measurements classified as either Level 2 or Level 3. The new disclosures were effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures requiring separate presentation of information about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of the new disclosure requirements in ASU 2010-06 did not have, and will not have, any impact on the Funds’ net asset value or results from operations.

55

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on of the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ South Korea Small Cap ETF	0.79%
IQ Taiwan Small Cap ETF	0.79%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ Hong Kong Small Cap ETF	0.69%
IQ Japan Mid Cap ETF	0.69%
IQ US Real Estate Small Cap ETF	0.69%
IQ Emerging Markets Mid Cap ETF	0.75%

Such fee is accrued daily and paid monthly. Effective as of May 19, 2011, the sub-advisory agreement between the Advisor and Esposito Partners, LLC (“Esposito”), pursuant to which Esposito acted as sub-advisor to the IQ Merger Arbitrage ETF, was terminated and the Advisor assumed day-to-day portfolio management responsibility for the Fund.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

56

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2011, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statement of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At October 31, 2011, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$146,056,281	$2,965,249	$1,400,804	$1,564,445
IQ Hedge Macro Tracker ETF	31,298,533	661,142	970,600	(309,458)
IQ Real Return ETF	15,429,774	203,413	52,845	150,568
IQ Global Resources ETF	67,469,306	2,787,387	1,176,473	1,610,914
IQ Merger Arbitrage ETF	18,842,412	439,685	99,179	340,506
IQ Australia Small Cap ETF	24,084,825	702,942	4,467,896	(3,764,954)
IQ Canada Small Cap ETF	50,389,587	1,675,989	11,667,445	(9,991,456)
IQ South Korea Small Cap ETF	10,776,787	2,245,780	1,236,399	1,009,381
IQ Taiwan Small Cap ETF	3,944,862	150,764	615,784	(465,020)
IQ Global Agribusiness Small Cap ETF	44,945,289	1,533,202	6,116,329	(4,583,127)
IQ Global Oil Small Cap ETF	1,915,859	68,297	320,977	(252,680)
IQ Hong Kong Small Cap ETF	1,890,737	41,328	448,664	(407,336)
IQ Japan Mid Cap ETF	1,989,066	66,932	117,430	(50,498)
IQ US Real Estate Small Cap ETF	9,454,744	10,595	609,166	(598,571)
IQ Emerging Markets Mid Cap ETF	2,944,772	14,508	529,380	(514,872)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2011.

57

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

At April 30, 2011, the components of earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$651,798	$(9,035,815)	$3,156,777	$(5,227,240)
IQ Hedge Macro Tracker ETF	40,017	(974,565)	1,454,713	520,165
IQ Real Return ETF	—	70,732	89,916	160,648
IQ Global Resources ETF	942,904	(856,229)	4,143,899	4,230,574
IQ Merger Arbitrage ETF	—	(1,701,277)	520,352	(1,180,925)
IQ Australia Small Cap ETF	1,489,548	10,932	2,256,014	3,756,494
IQ Canada Small Cap ETF	569,493	(2,953,678)	5,972,423	3,588,238
IQ South Korea Small Cap ETF	180,574	—	1,581,671	1,762,245
IQ Taiwan Small Cap ETF	125,635	(25,145)	366,215	466,705
IQ Global Agribusiness Small Cap ETF	73,345	—	1,439,449	1,512,794

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

At April 30, 2011, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(322,589)	$(9,603,222)	$9,925,811
IQ Hedge Macro Tracker ETF	(108,724)	(1,158,607)	1,267,331
IQ Real Return ETF	42,199	(156,493)	114,294
IQ Global Resources ETF	2,606	(4,830,076)	4,827,470
IQ Merger Arbitrage ETF	(47,075)	(573,701)	620,776
IQ Australia Small Cap ETF	143,816	(547,440)	403,624
IQ Canada Small Cap ETF	193,561	(4,458,454)	4,264,893
IQ South Korea Small Cap ETF	22,560	(22,669)	109
IQ Taiwan Small Cap ETF	(20,500)	(51,880)	72,380
IQ Global Agribusiness Small Cap ETF	(1,715)	1,715	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses, distribution reclassifications and foreign currency reclassifications.

The tax character of distributions paid during the year ended April 30, 2011 is as follows:

Fund	Ordinary Income
IQ Hedge Multi-Strategy Tracker ETF	$1,865,556
IQ Hedge Macro Tracker ETF	133,209
IQ Real Return ETF	1,985
IQ Global Resources ETF	414,505
IQ Merger Arbitrage ETF	312,056
IQ Australia Small Cap ETF	438,192
IQ Canada Small Cap ETF	468,240
IQ South Korea Small Cap ETF	9,440
IQ Taiwan Small Cap ETF	54,155
IQ Global Agribusiness Small Cap ETF	—

58

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2011, the Funds incurred and elected to defer to May 1, 2011 post-October losses of:

Fund	Post-October Currency Losses	Post-October Capital Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$2,590,843
IQ Hedge Macro Tracker ETF	—	363,339
IQ Real Return ETF	—	—
IQ Global Resources ETF	18,649	837,580
IQ Merger Arbitrage ETF	50,878	679,216
IQ Australia Small Cap ETF	43,349	—
IQ Canada Small Cap ETF	—	2,792,257
IQ South Korea Small Cap ETF	—	—
IQ Taiwan Small Cap ETF	25,145	—
IQ Global Agribusiness Small Cap ETF	—	—

At April 30, 2011, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018	April 30, 2019
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304
IQ Hedge Macro Tracker ETF	80,017	531,209
IQ Real Return ETF	—	—
IQ Global Resources ETF	—	—
IQ Merger Arbitrage ETF	—	971,183
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	—	161,421
IQ South Korea Small Cap ETF	—	—
IQ Taiwan Small Cap ETF	—	—
IQ Global Agribusiness Small Cap ETF	—	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2011 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$68,044,373	$56,016,530	$35,471,985	$26,024,430
IQ Hedge Macro Tracker ETF	10,371,307	5,653,749	8,816,100	9,528,188
IQ Real Return ETF	5,817,490	3,439,015	7,462,162	7,269,292
IQ Global Resources ETF	50,533,595	43,537,965	16,933,829	20,896,223
IQ Merger Arbitrage ETF	32,817,492	29,758,602	1,145,880	5,344,484
IQ Australia Small Cap ETF	8,090,592	6,547,354	1,420,164	18,260,595
IQ Canada Small Cap ETF	14,863,057	11,007,897	1,623,973	64,324,647
IQ South Korea Small Cap ETF	9,307,138	10,808,073	—	—
IQ Taiwan Small Cap ETF	1,223,318	1,191,462	—	—
IQ Global Agribusiness Small Cap ETF	13,156,259	9,149,753	2,664,755	13,234,536
IQ Global Oil Small Cap ETF	98,863	100,506	1,956,157	—
IQ Hong Kong Small Cap ETF	439,453	420,731	1,984,275	26,834
IQ Japan Mid Cap ETF	371,036	396,832	2,996,951	1,038,277
IQ US Real Estate Small Cap ETF	1,348,111	240,157	9,321,206	979,827
IQ Emerging Markets Mid Cap ETF	2,252,657	439,657	1,596,249	322,987

59

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the period, the IQ Merger Arbitrage ETF and IQ Global Resources ETF utilized futures contracts to effect short exposure to U.S. and international equity returns, while the IQ Hedge Multi-Strategy ETF and IQ Hedge Macro Tracker ETF utilized futures to effect short exposure to U.S. small cap equity and international equity returns.

Swap Transactions

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap declines over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements. During the period, the IQ Hedge Multi-Strategy Tracker ETF and IQ Emerging Markets Mid Cap ETF utilized swaps to effect short exposure to the real estate asset class and the IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to the convertible bond asset class, which was consistent with the exposure of both Funds’ underlying indexes. At October 31, 2011, the IQ Hedge Multi-Strategy Tracker ETF posted in cash as collateral for swaps $5,140,205.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2011, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At October 31, 2011, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Liability Derivatives

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized depreciation on futures contracts[1]	$565,986	$565,986
Unrealized depreciation on swap transactions	32,889	32,889
IQ Hedge Macro Tracker ETF
Unrealized depreciation on futures contracts[1]	157,335	157,335
IQ Global Resources ETF
Unrealized depreciation on futures contracts[1]	578,131	578,131
IQ Merger Arbitrage ETF
Unrealized depreciation on futures contracts[1]	107,900	107,900

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.
60

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

Transactions in derivative instruments reflected on the Statement of Operations during the period ended October 31, 2011, were as follows:

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized loss
Futures contracts	$(160,086)	$(160,086)
Swap transactions	(752,247)	(752,247)
Total realized loss	$(912,333)	$(912,333)
Unrealized depreciation
Futures contracts	$(391,943)	$(391,943)
Swap transactions	(32,889)	(32,889)
Total unrealized depreciation	$(424,832)	$(424,832)
IQ Hedge Macro Tracker ETF
Realized gain
Futures contracts	$271,484	$271,484
Unrealized depreciation
Futures contracts	$(88,937)	$(88,937)
IQ Global Resources ETF
Realized gain
Futures contracts	$1,544,994	$1,544,994
Unrealized appreciation
Futures contracts	$253,917	$253,917
IQ Merger Arbitrage ETF
Realized gain
Futures contracts	$287,658	$287,658
Unrealized appreciation
Futures contracts	$201,105	$201,105
IQ Emerging Markets Mid Cap ETF
Realized loss
Swap transactions	$(42,173)	$(42,173)

For the period ended October 31, 2011, the monthly average notional values of the derivatives held by the Funds were as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Hedge Multi-Strategy ETF	(74)	$(5,479,254)
IQ Hedge Macro Tracker ETF	(25)	(2,051,531)
IQ Global Resources ETF	(201)	(14,277,906)
IQ Merger Arbitrage ETF	(51)	(3,691,981)

Fund		Swap Contracts
IQ Hedge Multi-Strategy ETF		$43,918
IQ Emerging Markets Mid Cap ETF		110,683

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

61

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, ETVs and ETNs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The Underlying Indexes are new and have limited historical performance data that is not predictive of future results. In addition, the Underlying Indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through Underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk***

Certain of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, IQ Taiwan Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Hong Kong Small Cap ETF and IQ US Real Estate Small Cap ETF.
***	Applies to IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Hong Kong Small Cap ETF, IQ Japan Mid Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF.
62

Notes to Financial Statements (continued)
October 31, 2011 (unaudited)

10. SUBSEQUENT EVENTS

On December 15, 2011, the Board of Trustees of the Trust authorized an orderly liquidation of IQ Hong Kong Small Cap ETF, IQ Taiwan Small Cap ETF and IQ Japan Mid Cap ETF (the “Liquidating Funds”). The Trust’s Board of Trustees determined that closing the Liquidating Funds was in the best interests of the Liquidating Funds and their shareholders. The Liquidating Funds were closed to new investors and discontinued trading on the NYSE Arca, Inc. effective at the market close on December 23, 2011. Shareholders of record remaining on December 29, 2011 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date.

In accordance with the provision set forth in FASB ASC 855-10, Subsequent Events, Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that, except as set forth above, there are no material events that would require disclosure through this date.

63

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005 to 2006); Interim Dean, McDonough School of Business, Georgetown University (2004 to 2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003 to present).	24	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to present);Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007).	24	None

Interested Trustee[5]
Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006).	24	None

Officers of the Trust
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); Executive Vice President, IndexIQ (2006 to present); Vice President, Groton Partners LLC (2005 to 2006).
	Executive Vice President	Since June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
64

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SEMI-ANNUAL REPORT | OCTOBER 31, 2011 IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ South Korea Small Cap ETF
IQ Taiwan Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ Hong Kong Small Cap ETF
IQ Japan Mid Cap ETF
IQ US Real Estate Small Cap ETF
IQ Emerging Markets Mid Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By:  /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: December 19, 2011

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: December 19, 2011